THE KANSAS MUNICIPAL FUND
-------------------------



DEAR SHAREHOLDER:

We are pleased to enclose the semi-annual report of the operations of the Kansas Municipal Fund, the "Fund," for the six-months ended January 31, 2001. The Fund's portfolio and related financial statements are presented within for your review.

Following a dismal 1999, the bond market provided important clues to impending problems in both the stock market and the economy at the start of 2000.

At the beginning of the year, the Treasury yield curve inverted, meaning short-term interest rates exceeded long-term rates. This unusual occurrence typically forewarns of troubles ahead because it usually occurs when the Federal Reserve is raising interest rates. Indeed, the Federal Reserve raised rates six times beginning in mid-1999, with three rate hikes totaling a full percentage point in 2000.

Leading to these hikes was a soaring stock market that saw the Nasdaq Index
push through the 5000 level in March.   As this was happening, stocks that
were the stalwarts of the Old Economy saw their share prices drop sharply.

As fast as the New Economy stocks had soared, suddenly the effects of gravity began to come into play. Dot-coms with no more than a business plan were the first to disappear. Next went companies with shares trading in the triple digits. As the year wore on, other issues affected the markets. Rising oil and natural gas prices took a toll on the economy, and a prolonged Presidential election turned investor psychology negative.

The Federal Reserve's rate hikes, as well as several trillion dollars of losses in the equity markets, has slowed the economy. To intensify this matter, retail sales, which makes up one-third of the economy, and consumer spending both saw declines in the latter part of the year. With consumer spending declining, there is the distinct risk that the economy could possibly post negative growth in the first part of 2001.

As for the bond market, the outlook on the economy has turned the Federal Reserve to an easing bias. Indeed, the Federal Reserve has cut the Fed Funds rate twice in January for a total of 1.00% to a current level of 5.50%.

The Kansas Municipal Fund began the year at $11.58 and ended the six month period at $11.89, for a six month total return of 5.25%*. In comparison, for the calendar year 2000, the Dow Jones Industrial Average was down (6.18%), the Standard and Poor's 500 Index was down (10.14%) and the Nasdaq Composite was down (39.29%). In anticipation of Federal Reserve actions, the Fund utilized defensive positions in U.S. Treasury futures. Share price was tempered as signs of a slowing economy rallied the treasury market. Stability of share price is the primary objective of a defensive position.

An important part of the Fund's success includes searching the primary and secondary markets for high quality double-exempt issues. Purchases throughout the period included Topeka Public Building Commission and Lawrence General Obligation issues.

Current income exempt from both Federal and Kansas income tax with preservation of capital remain the primary objectives of the Fund.


Sincerely,




Monte L. Avery                                  Robert E.Walstad
Chief Portfolio Strategist                      President

*Without Sales Charge


TERMS & DEFINITIONS
-------------------

APPRECIATION
   Increase in value of an asset.

AVERAGE ANNUAL TOTAL RETURN
   A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

COUPON RATE OR FACE RATE
   The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

DEPRECIATION
   Decrease in value of an asset.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
   An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MARKET VALUE
   Actual (or estimated) price at which a bond trades in the market place.

MATURITY
   A measure of the term or life of a bond in years. When a bond "matures," the issuer repays the principal.

NET ASSET VALUE (NAV)
   The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

QUALITY RATINGS
   A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

TOTAL RETURN
   Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends.
   It represents the aggregate percentage or dollar value change over the period.


                   PERFORMANCE AND COMPOSITION
                   ---------------------------

                    PORTFOLIO QUALITY RATINGS
             (based on Total Long-Term Investments)
AAA                                          42.0%
AA                                           13.7%
A                                            16.0%
BBB                                          15.3%
NR                                           13.0%


Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.

                    PORTFOLIO MARKET SECTORS
                    (as a % of Net Assets)
H-Housing                                    34.1%
HC-Health Care                               31.1%
U-Utilities                                  15.1%
O-Other                                      10.3%
G-Government                                  4.9%
S-School                                      2.3%
I-Industrial                                  2.2%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes. These percentages are subject to change.



                            COMPARATIVE INDEX GRAPH
                            -----------------------

Comparison of change in value of a $10,000 investment in The Kansas Municipal Fund and the Lehman Brothers Municipal Bond Index

                         Kansas Municipal               Kansas Municipal                    Lehman Brothers
                       Fund w/o sales charge        Fund w/ max sales charge              Municipal Bond Index
                       ---------------------------------------------------------------------------------------
11/15/90                     $10,000                       $ 9,575                             $10,000
1991                         $10,524                       $10,077                             $10,724
1992                         $11,855                       $11,351                             $12,199
1993                         $13,050                       $12,495                             $13,276
1994                         $13,168                       $12,609                             $13,525
1995                         $13,988                       $13,394                             $14,591
1996                         $14,814                       $14,184                             $15,553
1997                         $15,933                       $15,256                             $17,150
1998                         $16,372                       $15,676                             $18,177
1999                         $16,936                       $16,216                             $18,700
2000                         $17,222                       $16,490                             $19,507
01/31/01                     $18,126                       $17,356                             $20,770


                                    AVERAGE ANNUAL TOTAL RETURNS
                                    ----------------------------

                                For periods ending January 31, 2001
                                -----------------------------------
                                                                                      Since Inception
                                   1 year          5 year          10 year          (November 15, 1990)
-------------------------------------------------------------------------------------------------------
Without sales charge                8.74%          4.11%            5.93%                  5.99%
With sales charge (4.25%)           4.12%          3.21%            5.47%                  5.54%
-------------------------------------------------------------------------------------------------------

PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two.
The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds. Your Fund's total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.



                              KEY STATISTICS
                              --------------
07-31-2000 NAV (share value)                              $11.58
01-31-2001 NAV                                            $11.89
Average Maturity                                           20.3 years
Number of Issues                                           75
Total Net Assets                                          $104,876,714



SCHEDULE OF INVESTMENTS January 31, 2001 (Unaudited)
----------------------------------------------------

NAME OF ISSUER
PERCENTAGES REPRESENT THE MARKET VALUE OF                  RATING      COUPON                       PRINCIPAL        MARKET
EACH INVESTMENT CATEGORY TO TOTAL NET ASSETS            MOODY'S/S&P     RATE         MATURITY         AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------
KANSAS MUNICIPAL BONDS (97.7%)
*Burlington, KS (Gas & Elec.) Rev. Ref. MBIA...........   Aaa/AAA        7.000%     06/01/31      $  4,000,000    $  4,422,880
Douglas Cty., KS (Cottonwood Inc. Project) Indl. Rev...    NR/NR         6.400      07/01/10           375,000         390,431
Douglas Cty., KS (Cottonwood Inc. Project) Indl. Rev...    NR/NR         6.500      07/01/14           750,000         765,285
Douglas Cty., KS USD #497 (Lawrence) G.O...............  Aa-3/NR         6.000      09/01/15         1,000,000       1,090,740
Ford Cty., KS Single Family Mrtge. Rev. Ref............   A-1/NR         7.900      08/01/10           235,000         250,167
Gardner, KS Elec. Util. Rev............................    NR/NR         7.000      11/01/09         1,000,000       1,035,840
Garnett, KS (Garnett Hsg. Auth. Project) Rev...........    NR/NR         5.900      10/01/18           500,000         492,760
Hiawatha, KS (WalMart Stores) Indl. Rev. Ref...........    NR/AA         6.750      01/01/06           370,000         383,620
Hutchinson, KS Single Family Mrtge. Rev. Ref...........  Aa-3/NR         8.875      12/01/12         1,070,000       1,137,592
Johnson Cty., KS Internal Impvt. & Ref.................  Aa-1/NR         6.125      09/01/12         1,370,000       1,477,613
Johnson Cty., KS Single Family Mrtge. Rev..............    Aa/NR         7.100      05/01/12           495,000         528,863
Johnson Cty., KS Water Dist. #001 Rev. Ref.............  Aa-1/AAA        6.500      12/01/13           500,000         535,290
Kansas City, KS Mrtge. Rev. GNMA.......................   Aaa/NR         5.900      11/01/27         1,455,000       1,457,270
*Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC.......   Aaa/AAA        6.300      09/01/16           580,000         623,987
*Kansas City, KS Util. Syst. Ref. & Impvt. FGIC........   Aaa/AAA        6.375      09/01/23         2,525,000       2,817,294
*Kansas City, KS Util. Syst. Ref. & Impvt. FGIC........   Aaa/AAA        6.375      09/01/23         5,225,000       5,815,320
Kansas City\Leavenworth Cty.\Lenexa, KS Mrtge. Rev.....    NR/AAA        7.850      11/01/10           355,000         362,679
KS Department of Transportation Highway Rev............    Aa/AA+        6.000      09/01/12           700,000         755,678
KS Devl. Finance Auth. (Board of Regents) AMBAC........   Aaa/AAA        5.875      06/01/21           750,000         801,570
KS Devl. Finance Auth. (Dept. Admin. 7th
& Harrison PJ) ........................................   Aaa/AAA        5.750      12/01/27         2,250,000       2,366,640
KS Devl. Finance Auth. (Dept. of Admin.
Capitol Restoration) ..................................   Aaa/AAA        5.375      10/01/20           500,000         503,700
KS Devl. Finance Auth. (Highway
Patrol Training Facs.) ................................    NR/NR         6.300      12/01/05           200,000         207,054
KS Devl. Finance Auth. (Indian Ridge Apts.)............    NR/NR         6.000      01/01/28         1,110,000       1,062,980
KS Devl. Finance Auth. (Lewis Field Stadium) Rev.......    NR/NR         6.000      04/01/08           500,000         518,785
#KS Devl. Finance Auth. (Martin Creek Place) Rev. FHA..    Aa/NR         6.600      08/01/34         1,900,000       1,987,343
KS Devl. Finance Auth. (Martin Creek Place) Rev. FHA...    Aa/NR         6.500      08/01/24           750,000         772,342
KS Devl. Finance Auth. (Oak Ridge Park Apt.)...........    NR/NR         6.500      02/01/18         2,005,000       2,023,486
KS Devl. Finance Auth. (Oak Ridge Park Apt.)...........    NR/NR         6.625      08/01/29         1,875,000       1,839,694
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. MBIA.........   Aaa/AAA        6.400      01/01/24           770,000         796,295
KS Devl. Finance Auth. (Sisters of Charity)
Hlth. Rev..............................................  Aa-3/AA         6.125      12/01/20         1,000,000       1,062,080
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev..   Aaa/AAA        5.800      11/15/21           430,000         448,133
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev..   Aaa/AAA        5.800      11/15/16           550,000         577,456
KS Devl. Finance Auth. Multifamily Hsg. Rev............    NR/AAA        6.000      12/01/21         1,975,000       2,048,233
KS Devl. Finance Auth. Water Fund Rev..................  Aa-1/AA+        6.000      11/01/14           500,000         542,605
Lawrence, KS (Memorial Hospital) Rev................... Baa-1/NR         6.000      07/01/09         2,000,000       2,125,720
Lawrence, KS (Memorial Hospital) Rev................... Baa-1/NR         6.200      07/01/14         1,200,000       1,271,268
Lawrence, KS (Memorial Hospital) Rev................... Baa-1/NR         6.200      07/01/19         1,475,000       1,535,858
Lawrence, KS (Memorial Hospital) Rev. ASGUA............ Baa-1/BBB        5.750      07/01/24         1,000,000       1,008,480
Lawrence, KS (unlimited tax) Refunding G.O.............    Aa/NR         5.375      09/01/20           500,000         508,900
Lawrence, KS Multifamily Hsg. (Brandon Woods) Rev......    NR/A          6.625      04/01/12         2,000,000       2,061,800
Lenexa, KS (Lakeview Village) Hlth. Care Facs. Rev.....    NR/BBB-       6.250      05/15/26         7,750,000       7,894,228
*Lenexa, KS Multifamily Hsg. (Barrington Park) Rev.....    NR/AA         6.450      02/01/18         2,500,000       2,605,250
Newton, KS (Newton) Hosp. Rev..........................    NR/BBB-       5.700      11/15/18         1,000,000         903,990
Newton, KS (Newton) Hosp. Rev. ACA.....................    NR/A          5.750      11/15/24           500,000         494,625
Olathe, KS (Luth. Gd. Sam.) Ref. AMBAC.................   Aaa/AAA        6.000      05/01/19           900,000         970,803
Olathe, KS (Luth. Gd. Sam.) Ref. AMBAC.................   Aaa/AAA        5.875      09/01/16         2,000,000       2,115,340
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC.........   Aaa/AAA        5.500      09/01/30           500,000         503,445
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref..    NR/AAA        5.700      11/01/27         2,210,000       2,180,651
Olathe, KS Multifamily Hsg. (Jefferson Place) Rev. Ref.    NR/A-         5.950      07/01/22         5,060,000       5,078,570
Olathe, KS Multifamily Hsg. (Jefferson Place) Rev. Ref.    NR/A-         6.100      07/01/22           785,000         791,594
Pratt, KS Elec. Util. Syst. Rev. Ref. & Impvt. AMBAC...   Aaa/AAA        6.600      11/01/07         1,000,000       1,141,740
Riley Cty., KS (Colbert Hills Golf Project)............    NR/NR         5.550      05/01/23         2,090,000       2,047,907
Seward Cty., KS G.O. AMBAC.............................   Aaa/AAA        6.000      08/15/13           750,000         796,298
Seward Cty., KS Single Family Mrtge. Rev. Ref..........  Aa-1/NR         8.000      05/01/11           195,000         206,679
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O........   Aaa/AAA        6.600      09/01/09           500,000         514,700
Shawnee, KS Int. Impvt. G.O............................  Aa-3/NR         5.850      12/01/06           235,000         243,714
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA...   Aaa/AAA        5.625      06/01/26         1,435,000       1,488,368
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA...   Aaa/AAA        5.625      06/01/31         1,200,000       1,236,324
University of Kansas Hosp. Auth. AMBAC.................   Aaa/AAA        5.700      09/01/20           830,000         877,476
University of Kansas Hosp. Auth. AMBAC.................   Aaa/AAA        5.550      09/01/26         1,355,000       1,379,322
Wichita, KS (CSJ Hlth. Sys.) Rev.......................    NR/A+         7.000      11/15/08           640,000         671,078
Wichita, KS (CSJ Hlth. Sys.) Rev.......................    NR/A+         7.200      10/01/15         2,225,000       2,337,986
Wichita, KS (CSJ Hlth. Sys.) Rev.......................    NR/A+         7.000      11/15/18         2,350,000       2,575,271
Wichita, KS (Masonic Home) Hlth. Care Rev..............    NR/NR         6.375      12/01/22         1,275,000       1,261,243
Wichita, KS (St. Francis) Facs. Impvt. & Ref. MBIA.....   Aaa/AAA        6.250      10/01/10         1,000,000       1,068,940
Wichita, KS (Via Christi Health System) Rev............    NR/A+         6.250      11/15/24         1,500,000       1,579,680
Wichita, KS Airport Auth. Facs. Rev. Ref. ASGUA........    NR/AA         7.000      03/01/05           385,000         404,104
Wichita, KS Multifamily Hsg. (Brentwood Apts.) Rev.....    NR/BBB        5.850      12/01/25         1,000,000         977,080
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev...    NR/AAA        5.650      07/01/16           990,000       1,006,939
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev..    NR/AAA        5.700      07/01/22         2,000,000       2,009,980
Wichita, KS Multifamily Hsg. (Innes
Station Apt. 5) Rev....................................    NR/NR         6.250      03/01/28         1,750,000       1,672,878
Wichita, KS Multifamily Hsg. (Northpark II-A) Rev......   Aaa/NR         6.125      08/20/28         1,900,000       1,943,244
Wichita, KS Public Building Commission Rev.............     A/AA         5.500      08/01/14           215,000         221,510
Wichita, KS Public Building Commission Rev. AMBAC......   Aaa/AAA        5.750      02/01/17           350,000         364,151
Wichita, KS Single Family Mrtge. Rev. Ref..............     A/NR         7.100      09/01/09           480,000         505,147
                                                                                                                 -------------

KANSAS MUNICIPAL BONDS (COST: $99,102,276)....................................................................   $ 102,483,986
                                                                                                                 -------------
SHORT-TERM SECURITIES (1.2%)
 Federated Tax-Free Fund 73 (COST: $1,221,243) ...............................................................   $   1,221,243
                                                                                                                 -------------
TOTAL INVESTMENTS IN SECURITIES (COST: $100,323,519) .........................................................   $ 103,705,229

OTHER ASSETS LESS LIABILITIES.................................................................................       1,171,485
                                                                                                                 -------------
NET ASSETS....................................................................................................   $ 104,876,714
                                                                                                              ================

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS January 31, 2001 (Unaudited)
-------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2001 (Unaudited)
------------------------------------
ASSETS
     Investment in securities, at value (cost: $100,323,519) ...............  $  103,705,229
     Accrued dividends receivable...........................................           3,776
     Accrued interest receivable............................................       1,648,822
     Prepaid expenses.......................................................           6,915
     Receivable for fund shares sold........................................          98,695
                                                                            ----------------
        Total Assets........................................................  $  105,463,437
                                                                            ----------------
LIABILITIES
     Dividends payable......................................................  $      442,148
     Accrued expenses.......................................................          94,936
     Payable for fund shares redeemed.......................................          13,870
     Bank overdraft.........................................................          35,769
                                                                            ----------------
        Total Liabilities...................................................  $      586,723
                                                                            ----------------

NET ASSETS..................................................................  $  104,876,714
                                                                            ================

NET ASSETS ARE REPRESENTED BY:
     Paid-in capital........................................................  $  107,784,568
     Accumulated undistributed net realized gain (loss) on investments......      (6,289,564)
     Unrealized appreciation on investments.................................       3,381,710
                                                                            ----------------
          Total amount representing net assets applicable to
          8,822,440 outstanding shares of no par common
          stock (unlimited shares authorized) ..............................  $  104,876,714
                                                                            ================
Net asset value per share...................................................  $        11.89
                                                                            ================

The accompanying notes are an integral part of these financial statements.


STATEMENT OF OPERATIONS
For the six months ended January 31, 2001(Unaudited)
----------------------------------------------------
INVESTMENT INCOME
     Interest...............................................................  $    3,058,498
     Dividends..............................................................          34,661
                                                                            ----------------
         Total Investment Income............................................  $    3,093,159
                                                                            ----------------
EXPENSES
     Investment advisory fees...............................................  $      261,201
     Service fees...........................................................         130,600
     Transfer agent fees....................................................          55,853
     Accounting service fees................................................          35,359
     Custodian fees.........................................................           7,841
     Transfer agent out-of-pockets..........................................           7,850
     Professional fees......................................................           4,707
     Trustees fees..........................................................           3,443
     Insurance expense......................................................           5,400
     Reports to shareholders................................................           3,068
     Registration and filing fees...........................................           2,858
                                                                            ----------------
         Total Expenses.....................................................  $      518,180
      Less expenses waived or absorbed
      by the Fund's manager.................................................         (21,898)
                                                                            ----------------
         Total Net Expenses.................................................  $      496,282
                                                                            ----------------
NET INVESTMENT INCOME.......................................................  $    2,596,877
                                                                            ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions................................................  $     (264,437)
     Futures transactions...................................................        (316,491)
     Net change in unrealized appreciation (depreciation) of :
     Investments............................................................       3,351,969
                                                                            ----------------
          Net Realized And Unrealized Gain (Loss) On
          Investments And Futures...........................................  $    2,771,041
                                                                            ----------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS...................................................  $    5,367,918
                                                                            ================

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS January 31, 2001
-------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended January 31, 2001 and the year ended July 31, 2000
---------------------------------------------------------------------------
                                                                                  For The Six
                                                                                  Months Ended                 For The
                                                                                January 31, 2001              Year Ended
                                                                                   (Unaudited)             July 31, 2000
                                                                              ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income....................................................   $   2,596,877               $   5,523,599
     Net realized gain (loss) on investment and futures transactions..........        (580,928)                   (531,393)
     Net change in unrealized appreciation (depreciation) on
     investments and futures..................................................       3,351,969                  (3,354,121)
                                                                              ---------------------------------------------
        Net Increase (Decrease) in Net Assets Resulting From Operations.......   $   5,367,918               $   1,638,085
                                                                              ---------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income ($.29 and $.58 per share,
     respectively) ...........................................................   $  (2,596,877)              $  (5,523,599)
     Distributions from net realized gain on investment and
     futures transactions.....................................................               0                           0
                                                                              ---------------------------------------------
        Total Dividends and Distributions.....................................   $  (2,596,877)              $  (5,523,599)
                                                                              ---------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares.............................................   $   2,129,646               $   4,917,448
     Proceeds from reinvested dividends.......................................       1,654,162                   3,628,076
     Cost of shares redeemed..................................................      (5,232,929)                (16,987,303)
                                                                              ---------------------------------------------
        Net Increase (Decrease) in Net Assets Resulting
        From Capital Share Transactions.......................................   $  (1,449,121)              $  (8,441,779)
                                                                              ---------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.......................................   $   1,321,920               $ (12,327,293)

NET ASSETS, BEGINNING OF PERIOD...............................................     103,554,794                 115,882,087
                                                                              ---------------------------------------------
NET ASSETS, END OF PERIOD.....................................................   $ 104,876,714               $ 103,554,794
                                                                              =============================================

The accompanying notes are an integral part of these financial statements.


NOTES TO FINANCIAL STATEMENTS   January 31, 2001 (Unaudited)
------------------------------------------------------------

Note 1.   ORGANIZATION
          BUSINESS OPERATIONS - The Kansas Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The
          Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 15, 1990, other than matters relating to organization and registration. On November 15, 1990, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital.
          The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
          INVESTMENT SECURITY VALUATION - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

          The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

          FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at January 31, 2001, a net capital loss carryforward totaling $5,708,636, which may be used to offset capital gains realized during subsequent years through July 31, 2008.

          DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

          INVESTMENT INCOME - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

          FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

          A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

          Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

          Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

          USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.   CAPITAL SHARE TRANSACTIONS
          As of January 31, 2001, there were unlimited shares of no par authorized; 8,822,440 and 8,945,410 shares were outstanding at January 31, 2001 and July 31, 2000, respectively.

          Transactions in capital shares were as follows:

                                                                      Shares
                                                                      ------
                                                     For The Six
                                                     Months Ended                For The
                                                   January 31, 2001             Year Ended
                                                     (Unaudited)              July 31, 2000
                                                  -----------------------------------------
Shares sold.......................................     181,216                    422,488
Shares issued on reinvestment of dividends........     141,190                    311,545
Shares redeemed...................................    (445,376)                (1,464,075)
                                                  -----------------------------------------
Net increase (decrease) ..........................    (122,970)                  (730,042)
                                                  =========================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter; ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

          The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $261,201 of investment advisory fees for the six months ended January 31, 2001. The Fund has a payable to Ranson Capital Corporation of $45,474 at January 31, 2001 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

          The Fund pays an annual service fee to Ranson Capital Corporation (Ranson), its principal underwriter, for certain expenses incurred by Ranson in connection with the distribution of the Fund's shares. The annual fee paid to Ranson is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. The Fund has recognized $108,703 of service fee expenses after partial waiver for the six months ended January 31, 2001. The Fund has a payable to Ranson of $18,422 at January 31, 2001 for service fees.

          The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the six months ended January 31, 2001, no commissions were earned by ND Capital, Inc.

          ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $55,853 of transfer agency fees and expenses for the six months ended January 31, 2001. The Fund has a payable to ND Resources, Inc. of $9,651 at January 31, 2001 for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $35,359 of accounting service fees for the six months ended January 31, 2001. The Fund has a payable to ND Resources, Inc. of $6,073 at January 31, 2001 for accounting service fees.

Note 5.   INVESTMENT SECURITY TRANSACTIONS
          The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $5,343,895 and $7,227,831, respectively, for the six months ended January 31, 2001.

Note 6.   INVESTMENT IN SECURITIES
          At January 31, 2001, the aggregate cost of securities for federal income tax purposes was $100,323,519, and the net unrealized appreciation of investments based on the cost was $3,381,710, which is comprised of $4,158,190 aggregate gross unrealized appreciation and $776,480 aggregate gross unrealized depreciation.

FINANCIAL HIGHLIGHTS
--------------------
Selected per share data and ratios for the period indicated

                                             For The          For The       For The       For The        For The     For The
                                        Six Months Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                        January 31, 2001      July 31,      July 30,      July 31,      July 31,     July 31,
                                           (Unaudited)         2000          1999           1998          1997         1996
                                        --------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.... $   11.58        $   11.98     $   12.15      $   12.42     $   12.14    $   12.07
                                        --------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income............... $     .29        $     .59     $     .58      $     .60     $     .61    $     .69
    Net realized and unrealized gain
    (loss) on investment and futures
    transactions........................       .31             (.40)         (.17)          (.27)          .28          .07
                                        --------------------------------------------------------------------------------------
        Total Income (Loss) From
        Investment Operations........... $     .60        $     .19     $     .41      $     .33     $     .89    $     .76
                                        --------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
     Dividends from net investment
     Income............................. $    (.29)       $    (.59)    $    (.58)     $    (.60)    $    (.61)   $    (.69)
     Distributions from net capital
     Gains..............................       .00              .00           .00            .00           .00          .00
                                        --------------------------------------------------------------------------------------
        Total Distributions............. $    (.29)       $    (.59)    $    (.58)     $    (.60)    $    (.61)   $    (.69)
                                        --------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.......... $   11.89        $   11.58     $   11.98      $   12.15     $   12.42    $   12.14
                                        ======================================================================================
TOTAL RETURN............................     10.50%(A)(C)      1.69%(A)      3.44%(A)       2.76%(A)      7.56%(A)    5.90%(A)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in
     thousands) ........................ $  104,877       $  103,555    $  115,882     $  120,024    $  128,201   $  132,349
     Ratio of net expenses (after
     expense assumption) to average
     net assets.........................      0.95%(B)(C)      0.95%(B)      0.95%(B)       0.95%(B)     0.93%(B)     0.85%(B)
     Ratio of net investment income
     to average net assets..............      4.97%(C)         5.07%         4.80%          4.93%        5.02%        5.18%
     Portfolio turnover rate............      5.25%            8.21%        13.54%         26.68%       18.64%       20.14%

(A)   Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed/waived expenses of $21,898, $38,581, $23,429, $3,901, $46,741, and $212,056, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 0.99%, 0.99%, 0.97%, 0.95%, 0.97%, and 1.01%, respectively.
(C)   Ratio is annualized

The accompanying notes are an integral part of these financial statements.






THE KANSAS INSURED INTERMEDIATE FUND
------------------------------------



DEAR SHAREHOLDER:

We are pleased to enclose the semi-annual report of the operations of the Kansas Insured Intermediate Fund, the "Fund," for the six months ended January 31, 2001. The Fund's portfolio and related financial statements are presented within for your review.

Following a dismal 1999, the bond market provided important clues to impending problems in both the stock market and the economy at the start of 2000.

At the beginning of the year, the Treasury yield curve inverted, meaning short-term interest rates exceeded long-term rates. This unusual occurrence typically forewarns of troubles ahead because it usually occurs when the Federal Reserve is raising interest rates. Indeed, the Federal Reserve raised rates six times beginning in mid-1999, with three rate hikes totaling a full percentage point in 2000.

Leading to these hikes was a soaring stock market that saw the Nasdaq Index
push through the 5000 level in March.   As this was happening, stocks that were
the stalwarts of the Old Economy saw their share prices drop sharply.

As fast as the New Economy stocks had soared, suddenly the effects of gravity began to come into play. Dot-coms with no more than a business plan were the first to disappear. Next went companies with shares trading in the triple digits. As the year wore on, other issues affected the markets. Rising oil and natural gas prices took a toll on the economy, and a prolonged Presidential election turned investor psychology negative.

The Federal Reserve's rate hikes, as well as several trillion dollars of losses in the equity markets, has slowed the economy. To intensify this matter, retail sales, which makes up one-third of the economy, and consumer spending both saw declines in the latter part of the year. With consumer spending declining, there is the distinct risk that the economy could possibly post negative growth in the first part of 2001.

As for the bond market, the outlook on the economy has turned the Federal Reserve to an easing bias. Indeed, the Federal Reserve has cut the Fed Funds rate twice in January for a total of 1.00% to a current level of 5.50%.

The Kansas Insured Intermediate Fund began the year at $11.69 and ended the six month period at $11.84, for a six month total return of 3.61%*. In comparison, for the calendar year 2000, the Dow Jones Industrial Average was down (6.18%), the Standard and Poor's 500 Index was down (10.14%), and the Nasdaq Composite was down (39.29%). In anticipation of Federal Reserve actions, the Fund utilized defensive positions in U.S. Treasury futures.
Share price was tempered as signs of a slowing economy rallied the treasury market. Stability of share price is the primary objective of a defensive position.

An important part of the Fund's success includes searching the primary and secondary markets for high quality double-exempt issues. During the period, this included a Butler County School District issue.

Current income exempt from both Federal and Kansas income tax with preservation of capital remain the primary objectives of the Fund.


Sincerely,




Monte L. Avery                                  Robert E.Walstad
Chief Portfolio Strategist                      President


*Without Sales Charge



TERMS & DEFINITIONS
-------------------
APPRECIATION
    Increase in value of an asset.

AVERAGE ANNUAL TOTAL RETURN
    A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

COUPON RATE OR FACE RATE
    The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

DEPRECIATION
    Decrease in value of an asset.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
    An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MARKET VALUE
    Actual (or estimated) price at which a bond trades in the market place.

MATURITY
    A measure of the term or life of a bond in years. When a bond "matures," the issuer repays the principal.

NET ASSET VALUE (NAV)
    The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

QUALITY RATINGS
    A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

TOTAL RETURN
    Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.



                       PERFORMANCE AND COMPOSITION
                       ---------------------------

                        PORTFOLIO QUALITY RATINGS
               (based on Total Long-Term Investments)
AAA                                   100%


Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.

                       PORTFOLIO MARKET SECTORS
                        (as a % of Net Assets)
H-Housing                             30.2%
HC-Health Care                        29.6%
S-Schools                             28.0%
O-Other                               10.1%
G-Government                           2.1%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes. These percentages are subject to change.

                           COMPARATIVE INDEX GRAPH
                           -----------------------
Comparison of change in value of $10,000 investment in The Kansas Insured Intermediate Fund and the Lehman Brothers Municipal Seven-Year Maturity Bond Index

                              The Kansas Insured           The Kansas Insured
                              Intermediate Fund            Intermediate Fund              Lehman Brothers Municipal
                              w/o sales charge             w/ max sales charge            Seven-Year Maturity Bond Index
                        ------------------------------------------------------------------------------------------------------
11/23/92                          $10,000                       $ 9,725                              $10,000
1993                              $10,829                       $10,531                              $10,694
1994                              $11,025                       $10,722                              $10,982
1995                              $11,656                       $11,335                              $11,868
1996                              $12,326                       $11,987                              $12,471
1997                              $12,912                       $12,557                              $13,548
1998                              $13,321                       $12,955                              $14,260
1999                              $13,815                       $13,435                              $14,729
2000                              $14,112                       $13,724                              $15,405
01/31/01                          $14,621                       $14,219                              $16,348

                                     AVERAGE ANNUAL TOTAL RETURNS
                                     ----------------------------

                                  For periods ending January 31, 2001
                                  -----------------------------------
                                                                                     Since Inception
                            1 year              5 year            10 year          (November 23, 1992)
------------------------------------------------------------------------------------------------------
Without sales charge         6.21%               3.62%             N/A                    4.75%
With sales charge (2.75%)    3.29%               3.04%             N/A                    4.39%
------------------------------------------------------------------------------------------------------


PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.


                            KEY STATISTICS
                            --------------
07-31-2000 NAV (share value)                           $11.69
01-31-2001 NAV                                         $11.84
Average Maturity                                         8.6 years
Number of Issues                                        40
Total Net Assets                                       $18,667,662


SCHEDULE OF INVESTMENTS  January 31, 2001 (Unaudited)
-----------------------------------------------------

NAME OF ISSUER
PERCENTAGES REPRESENT THE MARKET VALUE OF              RATING       COUPON                        PRINCIPAL          MARKET
EACH INVESTMENT CATEGORY TO TOTAL NET ASSETS         MOODY'S/S&P     RATE       MATURITY           AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------
KANSAS MUNICIPAL BONDS (96.7%)
Butler Cty., KS (Circle) USD #375 FSA..............   Aaa/NR         5.000%     09/01/13       $  500,000        $  515,355
*Douglas Cty., KS USD #497 (Lawrence) G.O. FGIC....   Aaa/AAA        7.200      09/01/02        1,370,000         1,441,281
Johnson Cty., KS USD #232 (Desoto) G.O. MBIA.......   Aaa/AAA        5.200      09/01/10          480,000           505,930
Johnson Cty., KS USD #233 (Olathe) G.O. AMBAC......   Aaa/AAA        6.150      03/01/07          300,000           309,924
Kansas City, KS (St. Margaret Hlth. Ctr.) AMBAC....   Aaa/AAA        5.700      08/01/03          250,000           260,912
Kansas City, KS Special Obligation Escrowed........    NR/AAA        6.000      02/15/03          165,000           171,790
Kingman Cty., KS USD #331 FGIC.....................   Aaa/AAA        5.500      10/01/12          250,000           268,100
KS Devl. Finance Auth ( Wichita Univ.) AMBAC.......   Aaa/AAA        5.900      04/01/15          305,000           332,975
KS Devl. Finance Auth. (Dept. Admin. 7th &
Harrison PJ) AMBAC.................................   Aaa/AAA        5.500      12/01/13          375,000           396,851
KS Devl. Finance Auth. (Hays Medl. Ctr.)
Rev. MBIA..........................................   Aaa/NR         5.200      11/15/08          375,000           395,044
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA.   Aaa/NR         5.300      11/15/09          375,000           395,813
#KS Devl. Finance Auth. (Stormont Vail) Hlth.
Care Rev. MBIA.....................................   Aaa/AAA        5.700      11/15/08          450,000           477,180
KS Devl. Finance Auth. (Stormont Vail) Hlth.
Care Rev. MBIA.....................................   Aaa/AAA        5.600      11/15/07          100,000           105,850
KS Devl. Finance Auth. Multifamily Hsg.
(Park Apts.) Rev. FNMA.............................    NR/AAA        5.700      12/01/09          325,000           336,788
KS Devl. Finance Auth. Pooled Ref. Lease Rev. MBIA.   Aaa/AAA        5.500      10/01/05          250,000           259,912
KS State Turnpike Auth. Rev. FGIC..................   Aaa/AAA        5.450      09/01/10          200,000           210,050
Larned, KS (Cath. Hlth. Corp.) Hlth. Facs.
Rev. MBIA..........................................   Aaa/AAA        5.400      11/15/04          155,000           162,533
Lenexa, KS Multifamily Hsg. (Barrington Park)
Rev. ASGUA.........................................    NR/AAA**      6.050      02/01/06          350,000           359,695
*Lenexa, KS Multifamily Hsg. (Barrington Park)
Rev. Ref. ASGUA....................................    NR/AAA**      5.875      02/01/04          500,000           513,165
Lenexa, KS Multifamily Hsg. (Barrington Park)
Rev. Ref. ASGUA....................................    NR/AAA**      5.950      02/01/05          250,000           257,778
Mission, KS Multifamily Hsg. (Lamar Place)
Rev. FNMA..........................................    NR/AAA        5.000      10/01/14          605,000           583,843
Mission, KS Multifamily Hsg. (Lamar Place)
Rev. FNMA..........................................    NR/AAA        5.180      10/01/23          945,000           885,862
Olathe, KS (Evangelical Lutheran Good
Samaritan Soc.) AMBAC..............................   Aaa/AAA        5.500      05/01/03          110,000           113,413
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC.....   Aaa/AAA        5.125      09/01/12          500,000           511,055
Olathe, KS (Medl. Ctr.) Hlth. Facs.
Rev. Ref. AMBAC....................................   Aaa/AAA        5.600      09/01/05        1,000,000         1,004,210
Olathe, KS Multifamily Hsg. (Bristol Pointe)
Rev. Ref. FNMA.....................................    NR/AAA        5.250      11/01/12          485,000           483,370
Sedgwick Cty., KS USD #266 (Maize) G.O. FSA........   Aaa/AAA        5.500      09/01/05          300,000           309,441
Sedgwick Cty., KS USD #267 (Renwick) G.O. AMBAC....   Aaa/AAA        6.000      11/01/07          570,000           620,684
Sedgwick\Shawnee Cty., KS Single Family
Mrtge. Rev. GNMA...................................   Aaa/NR         5.200      12/01/08          410,000           418,647
*Shawnee Cty., KS USD #501 (Topeka) G.O. FGIC......   Aaa/AAA        5.550      02/01/07          820,000           849,561
Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.)
Rev. FNMA COL. ....................................    NR/AAA        5.250      10/01/14          500,000           484,630
University of Kansas Hosp. Auth. AMBAC.............   Aaa/AAA        5.500      09/01/15        1,000,000         1,050,300
Washburn Univ. (Living Learning Ctr) Bld.
Rev. AMBAC.........................................   Aaa/AAA        5.350      07/01/11          105,000           111,114
Wellington, KS Utility Rev. AMBAC..................   Aaa/AAA        5.000      05/01/12          250,000           257,710
Wichita, KS (St. Francis Regl. Medl. Ctr.)
Impvt. & Ref. MBIA.................................   Aaa/AAA        6.000      10/01/03          250,000           262,730
Wichita, KS (St. Francis Regl. Medl. Ctr.)
Impvt. & Ref. MBIA.................................   Aaa/AAA        6.100      10/01/04          775,000           816,222
Wichita, KS Airport Auth. Facs. Rev. Ref. ASGUA....    NR/AA         7.000      03/01/05          100,000           104,962
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea)
Rev. FNMA..........................................    NR/AAA        5.375      07/01/10          625,000           640,194
*Wichita, KS Multifamily Hsg.
(Cimarron Apartments) FNMA.........................    Aa/AAA        5.250      10/01/12          695,000           704,014
Wichita, KS Water & Sewer Util. Rev. Ref. FGIC.....   Aaa/AAA        5.750      10/01/06          150,000           155,478
                                                                                                              -------------

TOTAL KANSAS MUNICIPAL BONDS (COST: $17,577,196) .............................................................$  18,044,366
                                                                                                              -------------
SHORT-TERM SECURITIES (0.7%)
Federated Tax-Free Fund 73 (COST: $122,273) ..................................................................$     122,273
                                                                                                              -------------
TOTAL INVESTMENTS IN SECURITIES (COST: $17,699,469) ..........................................................$  18,166,639
OTHER ASSETS LESS LIABILITIES.................................................................................      501,023
                                                                                                              -------------
NET ASSETS....................................................................................................$  18,667,662
                                                                                                              =============

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segragated by the custodian to cover initial margin requirements.

** Indicates Duff & Phelps rating.

FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Funds Manager.

The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS  January 31, 2001 (Unaudited)
--------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2001 (Unaudited)
-------------------------------------
ASSETS
     Investment in securities, at value (cost: $17,699,469) ...........  $   18,166,639
     Security sales receivable.........................................         255,243
     Accrued interest receivable.......................................         352,841
     Accrued dividends receivable......................................             413
     Prepaid expenses..................................................           3,253
                                                                       ----------------
        Total Assets...................................................  $   18,778,389
                                                                       ----------------
LIABILITIES
     Dividends payable.................................................  $       72,814
     Accrued expenses..................................................          12,591
     Bank overdraft....................................................          15,534
     Payable for fund shares redeemed..................................           9,788
                                                                       ----------------
        Total Liabilities..............................................  $      110,727
                                                                       ----------------

NET ASSETS.............................................................  $   18,667,662
                                                                       ================

NET ASSETS ARE REPRESENTED BY:
     Paid-in capital...................................................  $   19,200,842
     Accumulated undistributed net realized gain (loss) on
     investments.......................................................      (1,000,350)
     Unrealized appreciation on investments............................         467,170
                                                                       ----------------
          Total amount representing net assets applicable to
          1,577,268 outstanding shares of no par common
          stock (unlimited shares authorized)..........................  $   18,667,662
                                                                       ================
Net asset value per share..............................................  $        11.84
                                                                       ================

The accompanying notes are an integral part of these financial statements.


STATEMENT OF OPERATIONS
For the six months ended January 31, 2001 (Unaudited)
-----------------------------------------------------
INVESTMENT INCOME
     Interest...........................................................  $     494,916
     Dividends..........................................................          5,086
                                                                        ---------------
         Total Investment Income........................................  $     500,002
                                                                        ---------------
EXPENSES
     Investment advisory fees...........................................  $      47,160
     Transfer agent fees................................................         13,814
     Accounting service fees............................................         16,807
     Custodian fees.....................................................          1,412
     Transfer agent out-of-pockets......................................          1,170
     Professional fees..................................................          2,183
     Trustees fees......................................................          1,237
     Reports to shareholders............................................            862
     Registration and filing fees.......................................            650
     Insurance expense..................................................            862
                                                                        ---------------
         Total Expenses.................................................  $      86,157
     Less expenses waived or absorbed
     by the Fund's manager..............................................        (15,417)
                                                                        ---------------
         Total Net Expenses.............................................  $      70,740
                                                                        ---------------
NET INVESTMENT INCOME...................................................  $     429,262
                                                                        ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions............................................  $     (17,393)
     Futures transactions...............................................        (63,236)
     Net change in unrealized appreciation (depreciation) of:
     Investments........................................................        313,939
                                                                        ---------------
         Net Realized And Unrealized Gain (Loss) On
         Investments And Futures........................................  $     233,310
                                                                        ---------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS...............................................  $     662,572
                                                                        ===============

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS January 31, 2001
--------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended January 31, 2001 and the year ended July 31, 2000
---------------------------------------------------------------------------
                                                                                   For The Six            For The
                                                                                   Months Ended          Year Ended
                                                                                 January 31, 2001          July 31,
                                                                                    (Unaudited)             2000
                                                                              ----------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income....................................................  $    429,262          $    921,544
     Net realized gain (loss) on investment and futures transactions..........       (80,629)              (49,698)
     Net change in unrealized appreciation (depreciation)
     on investments and futures...............................................       313,939              (453,298)
                                                                              ----------------------------------------
        Net Increase (Decrease) in Net Assets Resulting From Operations.......  $    662,572          $    418,548
                                                                              ----------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income ($.27 and $.54 per share,
     respectively) ...........................................................  $   (429,262)         $   (921,544)
     Distributions from net realized gain on investment
     and futures transactions.................................................             0                     0
                                                                              ---------------------------------------
        Total Dividends and Distributions.....................................  $   (429,262)         $   (921,544)
                                                                              ---------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares.............................................  $    184,318          $    748,157
     Proceeds from reinvested dividends.......................................       236,066               521,667
     Cost of shares redeemed..................................................    (1,014,248)           (3,072,038)
                                                                              ---------------------------------------
        Net Increase (Decrease) in Net Assets Resulting
        From Capital Share Transactions.......................................  $   (593,864)         $ (1,802,214)
                                                                              ---------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS.......................................  $   (360,554)         $ (2,305,210)

NET ASSETS, BEGINNING OF PERIOD...............................................    19,028,216            21,333,426
                                                                              ---------------------------------------
NET ASSETS, END OF PERIOD.....................................................  $ 18,667,662          $ 19,028,216
                                                                              =======================================

The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS January 31, 2001 (Unaudited)
----------------------------------------------------------

Note 1.   ORGANIZATION
          BUSINESS OPERATIONS -The Kansas Insured Intermediate Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios
          (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 23, 1992, other than matters relating to organization and registration. On November 23, 1992, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas insured securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 2.75% of the offering price.

Note 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
          INVESTMENT SECURITY VALUATION - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

          The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

          FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at January 31, 2001, a net capital loss carryforward totaling $919,721, which may be used to offset capital gains realized during subsequent years through July 31, 2008.

          DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

          INVESTMENT INCOME - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

          FUTURES CONTRACTS - The Fund may purchase and sell financial futures to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

          A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain
          (loss) for Federal income tax purposes.

          Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

          Certain risks may arise upon entering into futures contracts.
          These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

          USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.   CAPITAL SHARE TRANSACTIONS
          As of January 31, 2001, there were unlimited shares of no par authorized; 1,577,268 and 1,627,778 shares were outstanding at January 31, 2001 and July 31, 2000, respectively.

          Transactions in capital shares were as follows:

                                                    Shares
                                                    ------
                                   For The Six
                                   Months Ended               For The
                                 January 31, 2001            Year Ended
                                   (Unaudited)             July 31, 2000
                                -----------------------------------------
Shares sold                            15,674                   63,542
Shares issued on reinvestment
of dividends                           20,060                   44,374
Shares redeemed                       (86,244)                (261,385)
                                -----------------------------------------
Net increase (decrease)               (50,510)                (153,469)
                                =========================================


Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter; ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

          The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $31,744 of investment advisory fees after partial waiver for the six months ended January 31, 2001. The Fund has a payable to Ranson Capital Corporation of $5,291 at January 31, 2001 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

          The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the six months ended January 31, 2001, no commissions were earned by ND Capital, Inc.

          ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next
          $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $13,814 of transfer agency fees and expenses for the six months ended January 31, 2001. The Fund has a payable to ND Resources, Inc. of $2,359 at January 31, 2001 for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $16,807 of accounting service fees for the six months ended January 31, 2001. The Fund has a payable to ND Resources, Inc. of $2,873 at January 31, 2001 for accounting service fees.

Note 5.   INVESTMENT SECURITY TRANSACTIONS
          The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $500,000 and $1,177,373, respectively, for the six months ended January 31, 2001.

Note 6.   INVESTMENT IN SECURITIES
          At January 31, 2001, the aggregate cost of securities for federal income tax purposes was $17,699,469, and the net unrealized appreciation of investments based on the cost was $467,170, which is comprised of $564,465 aggregate gross unrealized appreciation and $97,295 aggregate gross unrealized depreciation.


FINANCIAL HIGHLIGHTS
------------------------------------------------------------
Selected per share data and ratios for the period indicated

                                            For The Six      For The      For The       For The       For The       For The
                                           Months Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                         January 31, 2001   July 31,      July 30,      July 31,      July 31,      July 31,
                                            (Unaudited)       2000          1999          1998         1997           1996
                                       --------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...  $    11.69      $    11.98    $    12.07    $    12.23    $    12.19    $    12.04
                                       --------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income..............  $      .27      $      .54    $      .53    $      .54    $      .53    $      .53
    Net realized and unrealized gain
    (loss) on investment and futures
    transactions.......................         .15            (.29)         (.09)         (.16)          .04          .15
                                       --------------------------------------------------------------------------------------
         Total Income (Loss) From
         Investment Operations.........  $      .42      $      .25    $      .44    $      .38    $      .57    $     .68
                                       --------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
     Dividends from net investment
     income............................  $     (.27)     $     (.54)   $     (.53)   $     (.54)   $     (.53)   $    (.53)
     Distributions from net capital
     gains.............................         .00             .00           .00           .00           .00          .00
                                       --------------------------------------------------------------------------------------
         Total Distributions...........  $     (.27)     $     (.54)   $     (.53)   $     (.54)   $     (.53)   $    (.53)
                                       --------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.........  $    11.84      $    11.69    $    11.98    $    12.07    $    12.23    $    12.19
                                       ======================================================================================
TOTAL RETURN...........................        7.22% (A)(C)    2.15%(A)      3.70%(A)      3.17%(A)      4.76%(A)     5.75%(A)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in
     thousands) .......................  $  18,668       $  19,028     $  21,333     $  20,585     $  25,533      $  30,564
     Ratio of net expenses (after
     expense assumption) to average
     net assets........................        0.75%(B)(C)     0.75%(B)      0.75%(B)      0.75%(B)      0.76%(B)     0.69%(B)
     Ratio of net investment income to
     average net assets................        4.55%(C)        4.58%         4.39%         4.42%         4.33%        4.37%
     Portfolio turnover rate...........        2.71%          11.07%        16.34%        25.46%        28.68%       19.96%

(A)  Excludes maximum sales charge of 2.75%.
(B) During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed/waived expenses of $15,417, $30,414, $29,229, $13,708, $40,608, and $71,943, respectively. If the expenses had not been assumed/ waived, the annualized ratios of total expenses to average net assets would have been 0.91%, 0.90%, 0.89%, 0.82%, 0.90%, and 0.92%, respectively.
(C)  Ratio is annualized.

The accompanying notes are an integral part of these financial statements.







THE NEBRASKA MUNICIPAL FUND
---------------------------



DEAR SHAREHOLDER:

We are pleased to enclose the semi-annual report of the operations of the Nebraska Municipal Fund, the "Fund," for the six months ended January 31, 2001. The Fund's portfolio and related financial statements are presented within for your review.

Following a dismal 1999, the bond market provided important clues to impending problems in both the stock market and the economy at the start of 2000.

At the beginning of the year, the Treasury yield curve inverted, meaning short-term interest rates exceeded long-term rates. This unusual occurrence typically forewarns of troubles ahead because it usually occurs when the Federal Reserve is raising interest rates. Indeed, the Federal Reserve raised rates six times beginning in mid-1999, with three rate hikes totaling a full percentage point in 2000.

Leading to these hikes was a soaring stock market that saw the Nasdaq Index push through the 5000 level in March. As this was happening, stocks that were the stalwarts of the Old Economy saw their share prices drop sharply.

As fast as the New Economy stocks had soared, suddenly the effects of gravity began to come into play. Dot-coms with no more than a business plan were the first to disappear. Next went companies with shares trading in the triple digits. As the year wore on, other issues affected the markets. Rising oil and natural gas prices took a toll on the economy, and a prolonged Presidential election turned investor psychology negative.

The Federal Reserve's rate hikes, as well as several trillion dollars of losses in the equity markets, has slowed the economy. To intensify this matter, retail sales, which makes up one-third of the economy, and consumer spending both saw declines in the latter part of the year. With consumer spending declining, there is the distinct risk that the economy could possibly post negative growth in the first part of 2001.

As for the bond market, the outlook on the economy has turned the Federal Reserve to an easing bias. Indeed, the Federal Reserve has cut the Fed Funds rate twice in January for a total of 1.00% to a current level of 5.50%.

The Nebraska Municipal Fund began the year at $10.71 and ended the six month period at $11.09, for a six month total return of 6.09%*. In comparison, for the calendar year 2000, the Dow Jones Industrial Average was down (6.18%), the Standard and Poor's 500 Index was down (10.14%) and the Nasdaq Composite was down (39.29%). In anticipation of Federal Reserve actions, the Fund utilized defensive positions in U.S. Treasury futures. Share price was tempered as signs of a slowing economy rallied the treasury market. Stability of share price is the primary objective of a defensive position.

An important part of the Fund's success includes searching the primary and secondary markets for high quality double-exempt issues. Purchases throughout the period included Dodge County School District and University of Nebraska Board of Regents issues.

Current income exempt from both Federal and Nebraska income tax with preservation of capital remain the primary objectives of the Fund.

Sincerely,




Monte L. Avery                            Robert E. Walstad
Chief Portfolio Strategist                President

* Without Sales Charge


TERMS & DEFINITIONS
-------------------

APPRECIATION
    Increase in value of an asset.

AVERAGE ANNUAL TOTAL RETURN
    A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

COUPON RATE OR FACE RATE
    The rate of interest annually payable based on the face amount of the bond; expressed as a percentage.

DEPRECIATION
    Decrease in value of an asset.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
    An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MARKET VALUE
    Actual (or estimated) price at which a bond trades in the market place.

MATURITY
    A measure of the term or life of a bond in years. When a bond "matures", the issuer repays the principal.

NET ASSET VALUE (NAV)
    The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

QUALITY RATINGS
    A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA", "AA", "A" and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

TOTAL RETURN
    Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.


                         PERFORMANCE AND COMPOSITION
                         ---------------------------

                          PORTFOLIO QUALITY RATINGS
                   (based on Total Long-Term Investments)
AAA                                                             57.5%
AA                                                              18.4%
A                                                                9.6%
BBB                                                              1.4%
NR                                                              13.1%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.

                           PORTFOLIO MARKET SECTORS
                            (as a % of Net Assets)
S-School                                                        30.1%
HC-Health Care                                                  20.3%
H-Housing                                                       18.5%
U-Utilities                                                      8.9%
W/S-Water/Sewer                                                  8.3%
O-Other                                                          8.3%
I-Industrial                                                     3.5%
C/L-COP/Lease                                                    2.1%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes. These percentages are subject to change.


                         COMPARATIVE INDEX GRAPH
                         -----------------------
Comparison of change in value of a $10,000 investment in The Nebraska Municipal Fund and the Lehman Brothers Municipal Bond Index

                          The Nebraska Municipal               The Nebraska Municipal              The Lehman Brothers
                          Fund w/o sales charge                Fund w/ max sales charge            Municipal Bond Index
                          ----------------------------------------------------------------------------------------------
11/17/93                        $10,000                               $ 9,575                           $10,000
1994                            $ 9,773                               $ 9,357                           $ 9,892
1995                            $10,471                               $10,026                           $10,672
1996                            $11,071                               $10,600                           $11,376
1997                            $11,909                               $11,402                           $12,544
1998                            $12,380                               $11,853                           $13,295
1999                            $12,853                               $12,306                           $13,677
2000                            $13,146                               $12,588                           $14,268
01/31/01                        $13,947                               $13,354                           $15,191

                                AVERAGE ANNUAL TOTAL RETURNS
                                ----------------------------

                             For periods ending January 31, 2001
                             -----------------------------------
                                                                                                Since Inception
                                     1 year              5 year              10 year          (November 17, 1993)
-----------------------------------------------------------------------------------------------------------------
Without sales charge                  10.23%              4.64%                N/A                      4.72%
With sales charge (4.25%)              5.54%              3.74%                N/A                      4.09%
------------------------------------------------------------------------------------------------------------------


PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Nebraska municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.


                                KEY STATISTICS
                                --------------

07-31-2000 NAV (share value)                                   $10.71
01-31-2001 NAV                                                 $11.09
Average Maturity                                                18.2 years
Number of Issues                                                90
Total Net Assets                                               $38,146,448


SCHEDULE OF INVESTMENTS January 31, 2001 (Unaudited)
----------------------------------------------------

NAME OF ISSUER
PERCENTAGES REPRESENT THE MARKET VALUE OF               RATING         COUPON                      PRINCIPAL         MARKET
EACH INVESTMENT CATEGORY TO TOTAL NET ASSETS          MOODY'S/S&P       RATE      MATURITY          AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------
NEBRASKA MUNICIPAL BONDS (97.1%)
Adams Cty., NE Hosp. Auth. #001
(Mary Lanning Memorial Hosp.).......................     NR/AA          5.300%   12/15/18       $    250,000   $    252,432
Cass Cty, NE School Dist. #056
(Conestoga Public Schools) .........................     NR/NR          6.150    12/15/20            250,000        264,367
Columbus Community Hospital Platte Cty,
NE Asset Guaranty...................................     NR/AA          5.650    05/01/12            100,000        104,185
Columbus Community Hospital Platte Cty,
NE Asset Guaranty...................................     NR/AA          6.150    05/01/30            250,000        259,833
Dakota Cty., NE SD #011 (South Sioux City
Community Schools) .................................    Aaa/AAA         6.100    06/15/20          1,000,000      1,077,250
Dawson Cty., NE SID #001 (IBP, Inc. Proj.)
Ref. G.O. ..........................................    A-3/A-          5.650    02/01/22            700,000        714,714
Dodge Cty., NE SD #001 (Fremont Public Schools) FSA.    Aaa/NR          5.500    12/15/20          1,000,000      1,031,180
Douglas Cty., NE School Dist. #010
(Elkhorn) G.O. FSA..................................    Aaa/AAA         5.500    12/15/20            750,000        764,182
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA..    Aaa/AAA         5.375    11/15/15            275,000        285,678
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA..    Aaa/AAA         5.500    11/15/21            340,000        350,319
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth.)
Rev. AMBAC..........................................    Aaa/AAA         5.250    09/01/21            250,000        247,037
Douglas Cty., NE Hosp. Auth. #002
(Archbishop Bergan) Hlth. Facs. ....................   Aa-3/AA-         6.250    11/15/22            100,000        105,218
Douglas Cty., NE Hosp. Auth. #002
(Archbishop Bergan) Rev. ...........................   Aa-3/AA-         5.850    11/15/03            100,000        104,646
Douglas Cty., NE Hosp. Auth. #002
(Archbishop Bergan) Rev. MBIA.......................    Aaa/AAA         6.000    11/15/15            125,000        134,954
Douglas Cty., NE Hosp. Auth. #002
(Bethphage Project) Rev. ...........................     NR/NR          5.400    02/01/13            120,000        120,630
Douglas Cty., NE School Dist. #001..................     Aa/AAA         5.625    12/15/19            250,000        260,340
Douglas Cty., NE School Dist. #066
(Westside Comm. Schools) G.O. ......................    A-1/AA-         5.000    12/01/17            150,000        145,503
Douglas Cty., NE SID #240 (LeBea) Ref. G.O. ........     NR/NR          5.900    10/15/16            100,000        103,889
Douglas Cty., NE SID #295 (Turtle Creek) G.O........     NR/NR          6.500    06/01/17            800,000        836,360
Douglas Cty., NE SID #392 (Cinnamon Creek) G.O. ....     NR/NR          5.750    08/15/17            200,000        202,618
Douglas Cty., NE SID #396
(First National Business Park) .....................     NR/NR          5.750    09/01/17            100,000        100,000
Douglas Cty., NE SID #397 (Linden Estates II) ......     NR/NR          5.600    07/15/18            265,000        268,813
Douglas Cty., NE SID #397 (Linden Estates II) ......     NR/NR          5.600    07/15/19            280,000        284,004
Gage Cty., NE Hosp. Auth. #001
(Beatrice Comm. Hosp.) Rev. ........................     NR/NR          6.400    10/01/07            100,000        105,126
Gage Cty., NE Hosp. Auth. #001
(Beatrice Comm. Hosp.) Rev. ........................     NR/NR          6.750    10/01/14            200,000        208,356
Gage Cty., NE School Dist. #015
(Beatrice) G.O. AMBAC...............................    Aaa/AAA         5.900    12/15/16            850,000        892,763
Grand Island, NE Sewer Syst. Rev. ..................     NR/A           6.000    04/01/14            550,000        585,156
Hastings, NE Elec. Rev. ............................    A-3/A           6.300    01/01/19            370,000        396,329
Lancaster Cty., NE (Bryan Memorial
Hospital) Rev. MBIA.................................    Aaa/AAA         5.375    06/01/19          1,400,000      1,408,260
Lancaster Cty., NE (Lincoln Medl.
Educ. Foundn.) Rev. ................................     NR/NR          5.700    02/01/11            100,000        103,463
Lancaster Cty., NE (Lincoln Medl.
Educ. Foundn.) Rev. ................................     NR/NR          5.800    02/01/12            175,000        181,701
Lancaster Cty., NE Hosp. Auth. #001
(Sisters of Charity) Rev. ..........................    Aaa/AAA         6.250    05/15/12            200,000        213,362
Lancaster Cty., NE School Dist. #145
(Waverly Public Schools) ...........................    Aaa/AAA         5.500    12/01/20          1,240,000      1,268,346
Lincoln, NE Elec. Syst. Rev. .......................     Aa/AA+         5.750    09/01/16            750,000        780,983
Lincoln/Lancaster Cty., NE Public
Bldg. Community G.O. ...............................     NR/NR          6.200    10/15/11            100,000        104,760
Lincoln/Lancaster Cty., NE Public
Bldg. Community Rev. ...............................     Aa/AA+         5.875    10/15/23            850,000        909,049
Lincoln/Lancaster Cty., NE Public Bldg.
Community Tax Lease Rental..........................     Aa/AA+         5.800    10/15/18            475,000        505,500
Madison Cty., NE Hosp. Auth. #001
(Faith Regl. Hlth. Svcs.) Rev. .....................     NR/AA          5.350    07/01/18            250,000        247,900
NE (Municipal Energy Agency) Power
Supply Syst. Rev. Ref. .............................    Aaa/AAA         6.000    04/01/17            200,000        209,500
NE Educ. Finance Auth. (Concordia
Teachers College) Rev. .............................     NR/NR          5.900    12/15/15            100,000        103,146
NE Educ. Finance Auth. (Creighton Univ.) Rev. AMBAC.    Aaa/AAA         5.950    01/01/11            300,000        321,183
NE Educ. Finance Auth. (Dana College) Rev. G.O......     NR/NR          6.750    06/01/14            100,000        108,602
NE Educ. Finance Auth. (Midland
Lutheran College) Rev. G.O. ........................     NR/NR          5.550    06/15/18            500,000        503,470
NE Hgr. Educ. Loan Program B Rev. MBIA..............    Aaa/AAA         6.000    06/01/28            100,000        101,187
NE Hgr. Educ. Loan Program Junior Subord. Rev MBIA..    Aaa/AAA         6.400    06/01/13            300,000        329,895
NE Hgr. Educ. Loan Program Junior
Subord. Term MBIA...................................    Aaa/AAA         6.450    06/01/18            400,000        434,412
NE Hgr. Educ. Loan Program Senior
Subord. Term MBIA...................................    Aaa/AAA         6.250    06/01/18            800,000        875,520
*NE Hgr. Educ. Loan Program Student Loan MBIA.......    Aaa/AAA         5.875    06/01/14          1,350,000      1,422,063
NE Invmt. Finance Auth. (Catholic
Hlth. Initiatives) Rev. ............................   Aa-3/AA-         5.125    12/01/17            200,000        197,870
NE Invmt. Finance Auth. (Children's
Healthcare Svcs) Facs. Rev. ........................    Aaa/AAA         5.500    08/15/17            410,000        428,048
#NE Invmt. Finance Auth. (Children's
Healthcare Svcs.) Rev. AMBAC........................    Aaa/AAA         5.500    08/15/27          1,000,000      1,011,640
NE Invmt. Finance Auth. (Great Plains
Regl. Medl. Ctr.) ASGUA.............................     NR/AA          5.450    11/15/17            400,000        405,800
NE Invmt. Finance Auth. (Great Plains
Regl. Medl. Ctr.) Rev. ASGUA........................     NR/AAA         6.500    05/15/14            300,000        325,440
NE Invmt. Finance Auth. (Kings Gate Sr. Apts.)
Multifamily Rev. ...................................     NR/AAA         5.350    03/01/29            290,000        271,208
NE Invmt. Finance Auth. (Muirfield Greens)
Multifamily Rev. FHA................................     Aa/NR          6.800    12/01/15            340,000        363,314
NE Invmt. Finance Auth. (Muirfield Greens)
Multifamily Rev. FHA................................     Aa/NR          6.850    12/01/25            525,000        558,317
NE Invmt. Finance Auth. (Waterbrook)
Multifamily Rev. ...................................    Aaa/AAA         5.600    04/01/07            210,000        217,487
NE Invmt. Finance Auth. Multifamily Hsg. Rev. FNMA..     NR/AAA         6.200    06/01/28            495,000        504,588
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA..     NR/AAA         6.000    06/01/17            485,000        504,119
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA..     NR/AAA         6.100    06/01/29            500,000        509,925
*NE Invmt. Finance Auth. Single Family Hsg. Rev.....     NR/AAA         6.600    09/01/20            585,000        611,167
*NE Invmt. Finance Auth. Single Family Hsg. Rev.....     NR/AAA         6.300    09/01/28          1,105,000      1,142,382
NE Invmt. Finance Auth. Single
Family Hsg. Rev. Coll...............................     NR/AAA         6.300    03/01/17            155,000        164,413
NE Invmt. Finance Auth. Single
Family Hsg. Rev. FHA/GNMA...........................     NR/AAA         6.500    09/01/18            400,000        417,940
NE Invmt. Finance Auth. Single
Family Hsg. Rev. FHA/VA.............................     NR/AAA         6.150    03/01/09            100,000        102,783
NE Invmt. Finance Auth. Single
Family Hsg. Rev. FHA/VA.............................     NR/AAA         6.200    09/01/10            100,000        103,100
NE Invmt. Finance Auth. Single
Family Hsg. Rev. FNMA/GNMA..........................     NR/AAA         6.400    09/01/26            250,000        258,780
NE Invmt. Finance Auth. Single
Family Hsg. Rev. GNMA...............................     NR/AAA         6.200    09/01/17            250,000        261,445
NE Invmt. Finance Auth. Single
Family Hsg. Rev. GNMA...............................     NR/AAA         6.250    03/01/21            300,000        311,076
NE Invmt. Finance Auth. Single
Family Hsg. Rev. GNMA/FNMA..........................     NR/AAA         6.250    09/01/28            200,000        205,160
NE Invmt. Finance Auth. Single
Family Hsg. Rev. GNMA/FNMA..........................     NR/AAA         6.300    09/01/30            250,000        257,985
NE Invmt. Finance Auth. Single
Family Hsg. Rev. VA/FNMA............................     NR/AAA         7.300    09/01/26            280,000        294,879
NE Public Gas Agency (Gas Supply Sys.) Rev..........  Baa-1/NR          6.250    04/01/05            200,000        206,626
NE Public Gas Agency (Gas Supply Sys.) Rev..........  Baa-1/NR          5.650    04/01/06            200,000        209,756
NE Public Power Dist. (Power Supply Syst.) Rev. FSA.    Aaa/AAA         5.125    01/01/19            500,000        498,975
Northeast NE Juvenile Svcs. (Detention)
1st Mrtge. Rev. ....................................     NR/NR          6.375    06/01/17            770,000        786,270
Omaha, NE Parking Facs. Corp.
(Omaha Park 4\5) Lease Rev. ........................   Aa-1/AA+         5.700    09/15/15            750,000        799,823
Omaha, NE Public Power Dist. Elec. Syst. Rev........     NR/AA          6.000    02/01/15            330,000        360,149
Omaha, NE Public Power Dist. Elec. Syst. Rev........     Aa/NR          6.200    02/01/17            650,000        733,662
Omaha, NE Various Purpose...........................    Aaa/AAA         6.250    12/01/12            250,000        269,718
Omaha, NE Various Purpose...........................    Aaa/AAA         6.250    12/01/14            250,000        272,088
Otoe Cty., NE School Dist. #111
(Nebraska City) Ref. AMBAC..........................    Aaa/AAA         5.800    11/15/14            400,000        416,392
Platte Cty., NE School Dist. #001
(Columbus) G.O. Bank Qualified......................      A/NR          5.000    12/15/19            250,000        244,790
Sarpy Cty., NE SID #052 (Prairie Corners) G.O.......     NR/NR          6.000    10/01/17            300,000        306,537
Sarpy Cty., NE SID #086 (Willow Springs) G.O........     NR/NR          6.250    01/15/17            100,000        104,980
Sarpy Cty., NE SID #142 (Fairview) G.O. Ref.........     NR/NR          5.850    08/15/17            100,000        100,979
Saunders Cty., NE SD #039 (Wahoo Public Schools)....     NR/NR          6.000    12/15/20            250,000        259,625
Scotts Bluff Cty., NE Hosp. Auth. #001
(Regl West Medl. Ctr.) .............................    A-3/A-          5.125    11/15/19          1,000,000        956,380
Univ. of NE Board of Regents Lincoln Parking........   Aa-3/A-          5.800    06/01/20            620,000        646,933
York, NE Sewer Syst. Rev. ..........................     NR/NR          6.000    06/01/17            100,000        103,186
                                                                                                               -------------
TOTAL NEBRASKA MUNICIPAL BONDS (COST: $35,511,486) ............................................................$ 37,043,919
                                                                                                               -------------
SHORT-TERM SECURITIES (1.3%)
 Federated Tax-Free Fund 73  (COST: $484,234) .................................................................$    484,234
                                                                                                               -------------
TOTAL INVESTMENTS IN SECURITIES (COST: $35,995,720) ...........................................................$ 37,528,153
OTHER ASSETS LESS LIABILITIES..................................................................................     618,295
                                                                                                               ------------
NET ASSETS.....................................................................................................$ 38,146,448
                                                                                                               =============

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS  January 31, 2001 (Unaudited)
---------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2001 (Unaudited)
------------------------------------
ASSETS
     Investment in securities, at value (cost: $35,995,720).................  $   37,528,153
     Accrued interest receivable............................................         533,620
     Receivable for fund shares sold........................................          10,000
     Receivable for securities sold.........................................         624,922
     Accrued dividends receivable...........................................           1,055
     Prepaid expenses.......................................................           4,979
                                                                            ----------------
        Total Assets........................................................  $   38,702,729
                                                                            ----------------
LIABILITIES
     Dividends payable......................................................  $      159,369
     Accrued expenses.......................................................          27,437
     Payable for fund shares redeemed.......................................          15,142
     Bank overdraft.........................................................         354,333
                                                                            ----------------
        Total Liabilities...................................................  $      556,281
                                                                            ----------------

NET ASSETS..................................................................  $   38,146,448
                                                                            ================
NET ASSETS ARE REPRESENTED BY:
     Paid-in capital........................................................  $   38,870,824
     Accumulated undistributed net realized gain (loss) on
     investments............................................................      (2,256,809)
     Unrealized appreciation on investments ................................       1,532,433
                                                                            ----------------
          Total amount representing net assets applicable to
           3,439,939 outstanding shares of no par common
          stock (unlimited shares authorized) ..............................  $   38,146,448
                                                                            ================
Net asset value per share...................................................  $        11.09
                                                                            ================

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
For the six months ended January 31, 2001 (Unaudited)
-----------------------------------------------------
INVESTMENT INCOME
     Interest...............................................................  $    1,075,821
     Dividends..............................................................          13,101
                                                                            ----------------
         Total Investment Income............................................  $    1,088,922
                                                                            ----------------
EXPENSES
     Investment advisory fees...............................................  $       96,338
     Service fees...........................................................          48,169
     Transfer agent fees....................................................          25,383
     Accounting service fees................................................          21,756
     Custodian fees.........................................................           2,897
     Transfer agent out-of-pockets..........................................           2,250
     Professional fees......................................................           2,579
     Reports to shareholders................................................           1,444
     Trustees fees..........................................................           1,745
     Registration and filing fees...........................................           3,348
     Insurance expense......................................................           1,672
                                                                            ----------------
         Total Expenses.....................................................  $      207,581
     Less expenses waived or absorbed
     by the Fund's manager..................................................         (57,294)
                                                                            ----------------
         Total Net Expenses.................................................  $      150,287
                                                                            ----------------
NET INVESTMENT INCOME.......................................................  $      938,635
                                                                            ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions................................................  $     (191,912)
     Futures transactions...................................................        (127,721)
     Net change in unrealized appreciation (depreciation) of:
     Investments............................................................       1,658,980
                                                                            ----------------
         Net Realized And Unrealized Gain (Loss) On
         Investments And Futures............................................  $    1,339,347
                                                                            ----------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS...................................................  $    2,277,982
                                                                            ================

The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS January 31, 2001
--------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
 For the six months ended January 31, 2001 and the year ended July 31, 2000
----------------------------------------------------------------------------
                                                                      For The Six                  For The
                                                                     Months Ended                Year Ended
                                                                   January 31, 2001               July 31,
                                                                      (Unaudited)                   2000
                                                                  ------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income........................................  $    938,635               $  1,970,507
     Net realized gain (loss) on investment and
     futures transactions.........................................      (319,633)                  (199,861)
     Net change in unrealized appreciation (depreciation)
     on investments and futures...................................     1,658,980                   (955,804)
                                                                  ------------------------------------------
        Net Increase (Decrease) in Net Assets Resulting
        From Operations...........................................  $  2,277,982               $    814,842
                                                                  ------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income ($.27 and $.54 per
     share, respectively) ........................................  $   (938,635)              $ (1,970,507)
     Distributions from net realized gain on investment and
     futures transactions.........................................             0                          0
                                                                  ------------------------------------------
        Total Dividends and Distributions.........................  $   (938,635)              $ (1,970,507)
                                                                  ------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares.................................  $  1,278,359               $  2,920,561
     Proceeds from reinvested dividends...........................       664,840                  1,381,589
     Cost of shares redeemed......................................    (3,307,461)                (6,917,770)
                                                                  ------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
       From Capital Share Transactions............................  $ (1,364,262)              $ (2,615,620)
                                                                  ------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........................  $    (24,915)              $ (3,771,285)

NET ASSETS, BEGINNING OF PERIOD...................................    38,171,363                 41,942,648
                                                                  ------------------------------------------
NET ASSETS, END OF PERIOD.........................................  $ 38,146,448               $ 38,171,363
                                                                  ==========================================

The accompanying notes are an integral part of these financial statements.


NOTES TO FINANCIAL STATEMENTS January 31, 2001 (Unaudited)
----------------------------------------------------------
Note 1.   ORGANIZATION
          BUSINESS OPERATIONS - The Nebraska Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 17, 1993, other than matters relating to organization and registration. On November 17, 1993, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Nebraska income taxes as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Nebraska municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
          INVESTMENT SECURITY VALUATION - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

          The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

          FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at January 31, 2001, a net capital loss carryforward totaling $1,937,176, which may be used to offset capital gains realized during subsequent years through July 31, 2008.

          DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

          INVESTMENT INCOME - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

          FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

          A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

          Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

          Certain risks may arise upon entering into futures contracts.
          These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

          USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.   CAPITAL SHARE TRANSACTIONS
          As of January 31, 2001, there were unlimited shares of no par authorized; 3,439,939 and 3,564,086 shares were outstanding at January 31, 2001 and July 31, 2000, respectively.

          Transactions in capital shares were as follows:

                                                          Shares
                                                          ------
                                   For The Six
                                   Months Ended                            For The
                                  January 31, 2001                       Year Ended
                                    (Unaudited)                         July 31, 2000
                                  ---------------------------------------------------
Shares sold.......................   117,157                                273,479
Shares issued on reinvestment of
dividends.........................    61,093                                129,051
Shares redeemed...................  (302,397)                              (647,156)
                                  ---------------------------------------------------
Net increase (decrease) ..........  (124,147)                              (244,626)
                                  ===================================================


Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter; ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

          The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $87,213 of investment advisory fees after partial waiver for the six months ended January 31, 2001. The Fund has a payable to Ranson Capital Corporation of $14,893 at January 31, 2001 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

          The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the six months ended January 31, 2001, no commissions were earned by ND Capital, Inc.

          The Fund pays an annual service fee to Ranson Capital Corporation (Ranson), its principal underwriter, in connection with the distribution of the Fund's shares. The annual fee paid to Ranson is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. Ranson has elected to waive all operation service fees for the six months ended January 31, 2001.

          ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next
          $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund incurred $25,383 of transfer agency fees for the six months ended January 31, 2001. The Fund has a payable to ND Resources,
          Inc. of $4,383 at January 31, 2001 for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has incurred $21,756 of accounting service fees for the six months ended January 31, 2001. The Fund has a payable to ND Resources, Inc. of $3,735 at January 31, 2001 for accounting service fees.

Note 5.   INVESTMENT SECURITY TRANSACTIONS
          The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $3,087,008 and $4,696,267, respectively, for the six months ended January 31, 2001.

Note 6.   INVESTMENT IN SECURITIES
          At January 31, 2001, the aggregate cost of securities for federal income tax purposes was $35,995,720, and the net unrealized appreciation of investments based on the cost was $1,532,433, which is comprised of $1,600,986 aggregate gross unrealized appreciation and $68,553 aggregate gross unrealized depreciation.


FINANCIAL HIGHLIGHTS
Selected per share data and ratios for the period indicated
------------------------------------------------------------

                                            For The Six     For The       For The        For The      For The       For The
                                           Months Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                         January 31, 2001   July 31,      July 30,       July 31,     July 31,      July 31,
                                            (Unaudited)       2000         1999            1998         1997         1996
                                        --------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....  $    10.71     $    11.01   $    11.13      $    11.26   $    11.00   $    10.95
                                        --------------------------------------------------------------------------------------
Income from Investment Operations:
     Net investment income..............  $      .27     $      .54   $      .54      $      .56   $      .55   $      .57
     (loss) on Net realized and
     unrealized gain investment and
     futures transactions...............         .38           (.30)        (.12)           (.13)         .26          .05
                                        --------------------------------------------------------------------------------------
        Total Income (Loss) From
        Investment Operations...........  $      .65     $      .24   $      .42      $      .43   $      .81   $      .62
                                        --------------------------------------------------------------------------------------
Less Distributions:
     Dividends from net investment
     income.............................  $     (.27)    $     (.54)  $     (.54)     $     (.56)  $     (.55)  $     (.57)
     Distributions from net capital
     gains..............................         .00            .00          .00             .00          .00          .00
                                        --------------------------------------------------------------------------------------
        Total Distributions.............  $     (.27)    $     (.54)  $    (.54)      $     (.56)  $     (.55)  $     (.57)
                                        --------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........  $    11.09     $    10.71   $    11.01      $    11.13   $    11.26   $    11.00
                                        ======================================================================================
Total Return............................       12.19%(A)(C)    2.28%(A)     3.82%(A)        3.95%(A)     7.57%(A)     5.73%(A)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
     (in thousands) ....................  $  38,146       $  38,171    $  41,943      $  26,318    $  27,802    $  18,077
     Ratio of net expenses (after expense
     assumption) to average net assets..        0.78%(B)(C)    0.75%(B)     0.70%(B)        0.63%(B)     0.71%(B)     0.62%(B)
     Ratio of net investment income to average
     net assets.........................        4.87%(C)       5.02%        4.83%           5.06%        5.03%        5.13%
     Portfolio turnover rate............        8.23%         11.42%       12.58%          26.36%       42.84%       27.20%

(A)  Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed/waived expenses of $57,294, $124,718, $119,949, $51,233, $124,394, and $129,053, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.08%, 1.07%, 1.10%, 0.81%, 1.22%, and 1.38%, respectively.
(C)  Ratio is annualized.

The accompanying notes are an integral part of these financial statements.






THE OKLAHOMA MUNICIPAL FUND
---------------------------



DEAR SHAREHOLDER:

We are pleased to enclose the semi-annual report of the operations of the Oklahoma Municipal Fund, the "Fund," for the six months ended January 31, 2001. The Fund's portfolio and related financial statements are presented within for your review.

Following a dismal 1999, the bond market provided important clues to impending problems in both the stock market and the economy at the start of 2000.

At the beginning of the year, the Treasury yield curve inverted, meaning short-term interest rates exceeded long-term rates. This unusual occurrence typically forewarns of troubles ahead because it usually occurs when the Federal Reserve is raising interest rates. Indeed, the Federal Reserve raised rates six times beginning in mid-1999, with three rate hikes totaling a full percentage point in 2000.

Leading to these hikes was a soaring stock market that saw the Nasdaq Index
push through the 5000 level in March.   As this was happening, stocks that were
the stalwarts of the Old Economy saw their share prices drop sharply.

As fast as the New Economy stocks had soared, suddenly the effects of gravity began to come into play. Dot-coms with no more than a business plan were the first to disappear. Next went companies with shares trading in the triple digits. As the year wore on, other issues affected the markets. Rising oil and natural gas prices took a toll on the economy, and a prolonged Presidential election turned investor psychology negative.

The Federal Reserve's rate hikes, as well as several trillion dollars of losses in the equity markets, has slowed the economy. To intensify this matter, retail sales, which makes up one-third of the economy, and consumer spending both saw declines in the latter part of the year. With consumer spending declining, there is the distinct risk that the economy could possibly post negative growth in the first part of 2001.

As for the bond market, the outlook on the economy has turned the Federal Reserve to an easing bias. Indeed, the Federal Reserve has cut the Fed Funds rate twice in January for a total of 1.00% to a current level of 5.50%.

The Oklahoma Municipal Fund began the year at $10.99 and ended the six month period at $11.32, for a six month total return of 5.64%*. In comparison, for the calendar year 2000, the Dow Jones Industrial Average was down (6.18%), the Standard and Poor's 500 Index was down (10.14%) and the Nasdaq Composite was down (39.29%). In anticipation of Federal Reserve actions, the Fund utilized defensive positions in U.S. Treasury futures. Share price was tempered as signs of a slowing economy rallied the treasury market. Stability of share price is the primary objective of a defensive position.

An important part of the Fund's success includes searching the primary and secondary markets for high quality double-exempt issues. Purchases throughout the period included Oklahoma City Community College and Integris Baptist Medical Center issues.

Current income exempt from both Federal income tax and, to the extent indicated in the prospectus, Oklahoma income taxes with preservation of capital remain the primary objectives of the Fund.


Sincerely,


Monte L. Avery                                  Robert E. Walstad
Chief Portfolio Strategist                      President

*Without Sales Charge


TERMS & DEFINITIONS
-------------------

APPRECIATION
    Increase in value of an asset.

AVERAGE ANNUAL TOTAL RETURN
    A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

COUPON RATE OR FACE RATE
    The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

DEPRECIATION
    Decrease in value of an asset.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
    An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MARKET VALUE
    Actual (or estimated) price at which a bond trades in the market place.

MATURITY
    A measure of the term or life of a bond in years. When a bond "matures," the issuer repays the principal.

NET ASSET VALUE (NAV)
    The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

QUALITY RATINGS
    A designation assigned by independent rating companies to give a relative indication of a bond's credit worthiness. "AAA," "AA," "A," and "BBB" indicate investment grade securities. Ratings can range from a high of "AAA" to a low of "D".

TOTAL RETURN
    Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends.
    It represents the aggregate percentage or dollar value change over the period.


                         PERFORMANCE AND COMPOSITION
                         ---------------------------

                          PORTFOLIO QUALITY RATINGS
                   (based on Total Long-Term Investments)
AAA                                                              47.0%
AA                                                               14.8%
A                                                                 5.1%
BBB                                                              13.4%
NR                                                               19.7%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Ranson Capital Corporation, the investment adviser.


                           PORTFOLIO MARKET SECTORS
                            (as a % of Net Assets)
S-School                                                          43.3%
HC-Health Care                                                    18.9%
H-Housing                                                         10.1%
G-Government                                                       8.3%
O-Other                                                            6.4%
U-Utilities                                                        5.7%
W/S-Water/Sewer                                                    4.1%
I-Industrial                                                       3.2%


Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes. These percentages are subject to change



                      COMPARATIVE INDEX GRAPH
                      -----------------------
Comparison of change in value of a $10,000 investment in The Oklahoma Municipal Fund and the Lehman Brothers Municipal Bond Index

                        The Oklahoma Municipal           The Oklahoma Municipal          Lehman Brothers
                        Fund w/o sales charge            Fund w/ max sales charge        Municipal Bond Index
                       -----------------------------------------------------------------------------------------
09/25/1996                      $10,000                         $ 9,575                         $10,000
1997                            $10,779                         $10,321                         $11,027
1998                            $11,186                         $10,711                         $11,687
1999                            $11,662                         $11,166                         $12,024
2000                            $11,648                         $11,153                         $12,542
01/31/01                        $12,306                         $11,783                         $13,354

                                            AVERAGE ANNUAL TOTAL RETURNS
                                            ----------------------------

                                           For periods ending January 31, 2001
                                           -----------------------------------
                                                                                           Since Inception
                                     1 year            5 year         10 year           (September 25, 1996)
-------------------------------------------------------------------------------------------------------------
Without sales charge                  8.60%             N/A            N/A                       4.88 %
With sales charge (4.25%)             3.98%             N/A            N/A                       3.84%
-------------------------------------------------------------------------------------------------------------


PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Oklahoma municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields, and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.


                             KEY STATISTICS
                             --------------
07-31-2000 NAV (share value)                             $10.99
01-31-2001 NAV                                           $11.32
Average Maturity                                          19.6 years
Number of Issues                                          48
Total Net Assets                                         $16,479,365

SCHEDULE OF INVESTMENTS January 31, 2001 (Unaudited)
----------------------------------------------------

NAME OF ISSUER
PERCENTAGES REPRESENT THE MARKET VALUE OF              RATING        COUPON                       PRINCIPAL         MARKET
EACH INVESTMENT CATEGORY TO TOTAL NET ASSETS          MOODYS/S&P      RATE       MATURITY          AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------
OKLAHOMA MUNICIPAL BONDS (97.2%)
Claremore, OK Student Hsg. Rev. (Rogers
University) ACA.....................................     NR/BBB       5.750%    09/01/34        $    500,000     $   491,895
Eastern OK Board of Regents (State College)
Student Facs. Rev. .................................     NR/NR        6.100     06/01/17             150,000         157,833
Edmond Economic Dev. Auth., OK Student Housing Rev..  Baa-3/NR        5.375     12/01/19             100,000          93,163
Edmond Economic Dev. Auth., OK Student Housing Rev..  Baa-3/NR        5.500     12/01/28             865,000         794,909
*Grand River Dam Auth., OK Rev. AMBAC...............    Aaa/AAA       6.250     06/01/11             210,000         241,989
Grand River Dam Auth., OK Rev. Ref. AMBAC...........    Aaa/AAA       5.500     06/01/13             300,000         322,824
OK Agric. & Mech. Colleges (OK St. Univ.)
Athletic Facs. AMBAC................................    Aaa/NR        5.000     08/01/24             400,000         389,740
OK Board of Regents (Oklahoma City Community
College) Student....................................    Aaa/AAA       5.550     07/01/22             750,000         774,427
OK Board of Regents (Univ. of Central
Oklahoma) AMBAC.....................................    Aaa/AAA       5.600     08/01/20             150,000         157,200
OK Board of Regents (Univ. of Central
Oklahoma) AMBAC.....................................    Aaa/AAA       5.700     08/01/25             390,000         410,752
OK Capital Impvt. Auth. (Dept. of
Corrections) Rev. AMBAC.............................    Aaa/AAA       5.000     05/01/18             500,000         501,100
OK Capital Impvt. Auth. (State Office
Building) Rev. .....................................      A/NR        5.500     10/01/16             105,000         109,908
OK Colleges Brd. of Regents (NE State
Univ. Ctr.) Rev. FSA................................    Aaa/AAA       5.100     03/01/16             140,000         143,780
OK Colleges Brd. of Regents (NE State
Univ. Ctr.) Rev. FSA................................    Aaa/AAA       5.150     03/01/21             100,000          99,683
OK Devl. Finance Auth. (Central OK Univ.) ..........   Aa-3/NR        5.300     12/01/18             100,000         101,454
OK Devl. Finance Auth. (DHS Cty. Office Bldg.) Rev..      A/NR        5.250     11/01/11             120,000         124,723
OK Devl. Finance Auth. (DHS Cty. Office Bldg.) Rev..      A/NR        5.300     11/01/12             275,000         285,923
OK Devl. Finance Auth. (DHS Lease Rev.)
Series 2000A MBIA...................................    Aaa/NR        5.600     03/01/15             280,000         299,040
OK Devl. Finance Auth. (Hillcrest
Healthcare Syst.) Rev. Ref..........................     NR/NR        5.625     08/15/19           1,000,000         706,000
OK Devl. Finance Auth. (Hillcrest
Healthcare Syst.) Rev. Ref. ........................     NR/NR        5.625     08/15/29             295,000         197,945
OK Devl. Finance Auth. (Integris Baptist
Medical Center) AMBAC...............................    Aaa/AAA       5.600     06/01/20             250,000         255,408
OK Devl. Finance Auth. (Langston Univ.
Athletic Facs.) Rev. ...............................     NR/NR        5.250     12/01/23             500,000         480,245
*OK Devl. Finance Auth. (Oklahoma
City Univ.) Rev. Ref. AMBAC.........................    Aaa/AAA       5.125     06/01/17             555,000         565,118
OK Devl. Finance Auth. (Southern
Nazarene Univ.) Rev. ...............................     NR/NR        6.200     11/01/07             100,000         106,649
OK Devl. Finance Auth. (Southern
Nazarene Univ.) Rev. ...............................     NR/NR        6.500     11/01/13              75,000          79,684
OK Devl. Finance Auth. (Southern
Nazarene Univ.) Rev. ...............................     NR/NR        5.750     03/01/13             400,000         411,724
#OK Devl. Finance Auth. (Southern
Nazarene Univ.) Rev. ...............................     NR/NR        6.000     03/01/18             600,000         609,996
OK Devl. Finance Auth. (St. Ann's
Retirement Village) Rev. MBIA.......................    Aaa/NR        5.000     12/01/28             500,000         468,575
OK Devl. Finance Auth. (St. John
Health Syst.) Rev. Ref. ............................   Aa-3/AA        5.750     02/15/25             500,000         522,645
*OK Devl. Finance Auth. (Tulsa Vo
Tech Dist. Prj.) Public Facs. Rev. .................    Aaa/AAA       5.100     08/01/15             750,000         765,817
OK Housing Finance Agency Single Family
Homeownership.......................................    Aaa/NR        5.150     09/01/20             745,000         702,714
OK Housing Finance Agency Single
Family Homeownership................................    Aaa/NR        5.850     09/01/20             200,000         203,226
OK Housing Finance Agency Single
Family Homeownership GNMA...........................    Aaa/NR        5.375     03/01/20             775,000         759,856
OK State Capital Impvt. Auth.
(State Fac.) Rev. MBIA..............................    Aaa/AAA       5.500     09/01/19             100,000         104,107
OK State Indl. Finance Auth. G.O. ..................   Aa-3/NR        5.000     04/01/13             150,000         152,656
OK State Indl. Finance Auth. G.O. ..................   Aa-3/NR        6.050     02/01/15             285,000         301,878
OK State Municipal Power Auth. Rev. MBIA............    Aaa/AAA       5.750     01/01/24             340,000         367,550
OK State Student Loan Auth. ........................      A/NR        6.350     09/01/25             280,000         299,040
OK State Unlimited Tax G.O. ........................   Aa-3/AA        5.200     07/15/16             460,000         472,434
OK State Unlimited Tax G.O. ........................   Aa-3/AA        5.200     07/15/18             145,000         148,545
OK State Water (Loan Program) Rev. .................     NR/AA        6.250     10/01/12             125,000         132,298
OK State Water (Loan Program) Rev. .................     NR/AA        5.400     09/01/15             105,000         110,316
*OK State Water (Loan Program) Rev. ................     NR/AA        5.100     09/01/16             415,000         426,454
Oklahoma Cnty., OK Finance Auth.
(Epworth Villa) Rev. Ref. ..........................     NR/NR        6.500     04/01/15             200,000         202,066
Oklahoma Cnty., OK Finance Auth.
(Epworth Villa) Rev. Ref. ..........................     NR/NR        7.000     04/01/22             200,000         205,026
Oklahoma Cnty., OK Indl. Auth.
(Benevolent Association) ...........................    Baa/NR        5.500     02/01/29             500,000         457,875
Oklahoma Cnty., OK Indl. Auth.
(Benevolent Association) Ref. ......................    Baa/NR        6.150     01/01/11             100,000         106,645
Payne Cty., OK Economic Dev. Auth.
(Stillwater Prj.) Student Hsg. .....................  Baa-3/NR        6.375     06/01/30             200,000         203,228
                                                                                                                -------------

TOTAL OKLAHOMA MUNICIPAL BONDS (COST:  $16,292,361) ............................................................$ 16,026,063
                                                                                                                -------------
SHORT-TERM SECURITIES (1.6%)
Federated Tax-Free Fund 73 (COST: $256,813) ....................................................................$    256,813
                                                                                                                -------------
TOTAL INVESTMENTS IN SECURITIES (COST:  $16,549,174) ...........................................................$ 16,282,876
OTHER ASSETS LESS LIABILITIES...................................................................................     196,489
                                                                                                                -------------
NET ASSETS......................................................................................................$ 16,479,365
                                                                                                                =============

* Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated (NR) investments have been determined to be of investment grade quality by the Fund's Manager.


The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS January 31, 2001 (Unaudited)
-------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2001 (Unaudited)
------------------------------------
ASSETS
     Investment in securities, at value (cost: $16,549,174) ............  $   16,282,876
     Accrued interest receivable........................................         284,579
     Accrued dividends receivable.......................................             722
     Deferred organization costs........................................           7,228
     Prepaid expenses...................................................           3,706
                                                                        ----------------
          Total Assets..................................................  $   16,579,111
                                                                        ----------------
LIABILITIES
     Payable for fund shares redeemed...................................  $       22,480
     Dividends payable..................................................          71,991
     Accrued expenses...................................................           5,275
                                                                        ----------------
          Total Liabilities.............................................  $       99,746
                                                                        ----------------
NET ASSETS..............................................................  $   16,479,365
                                                                        ================

NET ASSETS ARE REPRESENTED BY:
     Paid-in capital....................................................  $  17,032,924
     Accumulated undistributed net realized gain
    (loss) on investments...............................................       (287,261)
     Unrealized depreciation on investments ............................       (266,298)
                                                                        ----------------
          Total amount representing net assets applicable to
          1,455,474 outstanding shares of no par common
          stock (unlimited shares authorized) ..........................  $  16,479,365
                                                                        ================
Net asset value per share...............................................  $       11.32
                                                                        ================

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
For the six months ended January 31, 2001 (Unaudited)
-----------------------------------------------------
INVESTMENT INCOME
     Interest...........................................................  $     443,789
     Dividends..........................................................          5,573
                                                                        ---------------
          Total Investment Income.......................................  $     449,362
                                                                        ---------------
EXPENSES
     Investment advisory fees...........................................  $      40,622
     Service fees.......................................................         20,311
     Transfer agent fees................................................         12,890
     Accounting service fees............................................         16,150
     Custodian fees.....................................................          1,224
     Registration and filing fees.......................................            592
     Transfer agent out-of-pocket expenses..............................            491
     Trustees fees......................................................          1,169
     Reports to shareholders............................................            732
     Amortization of organizational costs...............................          2,655
     Professional fees..................................................          2,028
     Insurance expense..................................................            200
                                                                        ---------------
          Total Expenses................................................  $      99,064
     Less expenses waived or absorbed
     by the Fund's manager..............................................        (64,129)
                                                                        ---------------
          Total Net Expenses............................................  $      34,935
                                                                        ---------------
NET INVESTMENT INCOME...................................................  $     414,427
                                                                        ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) on:
     Investment transactions............................................  $     (53,474)
     Futures transactions...............................................        (47,895)
     Net change in unrealized appreciation (depreciation) of:
     Investments........................................................        591,871
                                                                        ---------------
          Net Realized And Unrealized Gain (Loss) On
          Investments And Futures.......................................  $     490,502
                                                                        ---------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS...............................................  $     904,929
                                                                        ===============

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS January 31, 2001
-------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended January 31, 2001 and the year ended July 31, 2000
----------------------------------------------------------------------------
                                                                 For The Six
                                                                 Months Ended                           For The
                                                               January 31, 2001                        Year Ended
                                                                  (Unaudited)                        July 31, 2000
                                                              -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income....................................  $    414,427                          $    829,562
     Net realized gain (loss) on investment and
     futures transactions.....................................      (101,369)                             (172,857)
     Net change in unrealized appreciation (depreciation)
     on investments and futures...............................       591,871                              (710,454)
                                                              ------------------------------------------------------
        Net Increase (Decrease) in Net Assets
        Resulting From Operations.............................  $    904,929                          $    (53,749)
                                                              ------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income ($.29 and $.57
     per share, respectively) ................................  $   (414,427)                         $   (829,562)
     Distributions from net realized gain on investment and
     futures transactions ($.00 and $.03 per share,
     respectively) ...........................................             0                               (48,564)
                                                              ------------------------------------------------------
        Total Dividends and Distributions.....................  $   (414,427)                         $   (878,126)
                                                              ------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from sale of shares.............................  $    449,818                          $  3,956,845
     Proceeds from reinvested dividends.......................       215,125                               482,227
     Cost of shares redeemed..................................      (537,900)                           (3,780,568)
                                                              -----------------------------------------------------
        Net Increase (Decrease) in Net Assets Resulting
        From Capital Share Transactions.......................  $    127,043                          $    658,504
                                                              -----------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.......................  $    617,545                          $   (273,371)

NET ASSETS, BEGINNING OF PERIOD...............................    15,861,820                            16,135,191
                                                              -----------------------------------------------------
NET ASSETS, END OF PERIOD.....................................  $ 16,479,365                          $ 15,861,820
                                                              =====================================================

The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS January 31, 2001 (Unaudited)
----------------------------------------------------------

Note 1.   ORGANIZATION
          BUSINESS OPERATIONS - The Oklahoma Municipal Fund (the "Fund") is an investment portfolio of Ranson Managed Portfolios (the "Trust") registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently four portfolios are offered. Ranson Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to September 25, 1996, other than matters relating to organization and registration. On September 25, 1996, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal income tax and, to a certain extent, Oklahoma income tax, as is consistent with preservation of capital. Up to 30% of the Fund's total assets may be invested in Oklahoma municipal securities which are subject to Oklahoma state income taxes. The Fund will seek to achieve this objective by investing primarily in a portfolio of Oklahoma municipal securities. Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
          INVESTMENT SECURITY VALUATION - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Ranson Capital Corporation ("Ranson"). The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

          The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

          DEFERRED ORGANIZATION COSTS - Costs incurred by the Fund in connection with its organization will be amortized over a 60-month period on the straight-line basis beginning May 10, 1997. Accumulated amortization at January 31, 2001, totaled $19,322, leaving an unamortized balance of $7,228.

          FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at January 31, 2001, a net capital loss carryforward totaling $185,892, which may be used to offset capital gains realized during subsequent years through July 31, 2008.

          DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

          INVESTMENT INCOME - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

          FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

          A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain
          (loss) for Federal income tax purposes.

          Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

          Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

          USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.   CAPITAL SHARE TRANSACTIONS
          As of January 31, 2001, there were unlimited shares of no par authorized; on January 31, 2001 and July 31, 2000, there were 1,455,474 and 1,443,951 shares outstanding, respectively.

          Transactions in capital shares were as follows:

                                                                   Shares
                                                                   ------
                                                For The Six
                                                Months Ended                    For The
                                              January 31, 2001                 Year Ended
                                                 (Unaudited)                  July 31, 2000
                                              ---------------------------------------------
Shares sold...................................       40,347                     351,661
Shares issued on reinvestment of dividends....       19,310                      43,178
Shares redeemed...............................      (48,134)                   (340,459)
                                              ------------------------------------------
Net increase (decrease) ......................       11,523                      54,380
                                              ==========================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Ranson Capital Corporation, the Fund's investment adviser and underwriter; ND Resources, Inc., the Fund's transfer and accounting services agent; and ND Capital, Inc., the Fund's agent for the purchase of certain investment securities; are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

          The Fund has engaged Ranson Capital Corporation to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees computed at an annual rate of 0.50% of the Fund's average daily net assets. The Fund has recognized $45 of investment advisory fees after partial waiver for the six months ended January 31, 2001.

          The Fund pays an annual service fee to Ranson Capital Corporation
         (Ranson), its principal underwriter, for certain expenses incurred by
          Ranson in connection with the distribution of the Fund's shares.  The annual fee paid to Ranson under the Plan is calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund. Ranson has elected to waive all operation service fees for the six months ended January 31, 2001.

          The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the six months ended January 31, 2001, no commissions were earned by ND Capital, Inc.

          ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next
          $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $9,649 of transfer agent fees and expenses after partial waiver for the six months ended January 31, 2001. The Fund has a payable to ND Resources, Inc. of $1,698 at January 31, 2001 for transfer agent fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $16,150 of accounting service fees for the six months ended January 31, 2001. The Fund has a payable to ND Resources, Inc. of $2,778 at January 31, 2001 for accounting service fees.

Note 5.   INVESTMENT SECURITY TRANSACTIONS
          The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $1,841,812 and $1,796,436, respectively, for the six months ended January 31, 2001.

Note 6.   INVESTMENT IN SECURITIES
          At January 31, 2001, the aggregate cost of securities for federal income tax purposes was $16,549,174, and the net unrealized depreciation of investments based on the cost was $266,298, which is comprised of $343,362 aggregate gross unrealized appreciation and $609,660 aggregate gross unrealized depreciation.


FINANCIAL HIGHLIGHTS
--------------------

Selected per share data and ratios for the period indicated
                                                                                                            For The Period
                                                For The Six        For The      For The       For The      Since Inception
                                               Months Ended      Year Ended    Year Ended    Year Ended  (September 25, 1996)
                                             January 31, 2001      July 31,     July 30,      July 31,      Through July 31,
                                                (Unaudited)          2000         1999         1998               1997
                                             --------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $    10.99       $    11.61   $    11.68   $    11.86       $    11.49
                                             --------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income...................  $      .29       $      .57   $      .56   $      .60       $      .50
     Net realized and unrealized gain (loss)
     on investment and futures
     transactions............................         .33             (.59)        (.07)        (.16)             .37
                                             --------------------------------------------------------------------------------
        Total Income (Loss) From Investment
        Operations...........................  $      .62       $     (.02)  $      .49   $      .44       $      .87
                                             --------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
     Dividends from net investment income....  $     (.29)      $     (.57)  $     (.56)  $     (.60)      $     (.50)
     Distributions from net capital gains....         .00             (.03)         .00         (.02)             .00
                                             --------------------------------------------------------------------------------
        Total Distributions..................  $     (.29)      $     (.60)  $     (.56)  $     (.62)      $     (.50)
                                             --------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...............  $    11.32       $    10.99   $    11.61   $    11.68       $    11.86
                                             ================================================================================
TOTAL RETURN.................................       11.27%(A)(C)     (0.12%)(A)    4.25%(A)     3.81%(A)         7.79%(A)(C)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
     (in thousands) .........................  $  16,479        $  15,862    $  16,135     $  11,335       $  6,591
     Ratio of net expenses (after expense
     assumption) to average net assets.......        0.43%(B)(C)      0.44%(B)     0.36%(B)     0.20%(B)         0.11%(B)
     Ratio of net investment income to
     average net assets......................        5.10%(C)         5.08%        4.74%        5.08%            3.70%
     Portfolio turnover rate.................       11.21%	           20.89%       32.09%       53.32%           63.70%

(A) Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, ND Holdings, Inc. or Ranson Capital Corporation assumed/waived expenses of $64,129, $127,129, $133,089, $53,180, and $34,609, respectively. If the expenses had not been assumed/ waived, the annualized ratio of total expenses to average net assets would have been 1.22%, 1.22%, 1.23%, 0.71% and 2.01%, respectively.
(C) Ratio is annualized

The accompanying notes are an integral part of these financial statements.